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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21531

TFS Capital Investment Trust
(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Bo J. Howell, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

COMMON STOCKS - 91.8%	Shares	Value
Consumer Discretionary - 16.0%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	35,132	$517,846
China Automotive Systems, Inc. (a)	640	3,091
Cooper-Standard Holdings, Inc. (a)	330	33,746
Shiloh Industries, Inc. (a)	2,082	15,448
Stoneridge, Inc. (a)	35,961	548,765
STRATTEC Security Corporation	47	1,669
Tenneco, Inc. (b)	11,518	636,945
Tower International, Inc. (b)	15,240	376,428
Visteon Corporation (a)	345	38,481
		2,172,419

Automobiles - 0.4%
Ford Motor Company	22,805	255,872
General Motors Company	12,243	440,503
		696,375

Distributors - 0.0% (c)
Acme United Corporation	3	83
AMCON Distributing Company	351	34,029
		34,112

Diversified Consumer Services - 0.7%
Ascent Capital Group, Inc. - Class A (a)	836	14,129
Capella Education Company	1,456	100,027
Career Education Corporation (a)	2,108	17,728
Collectors Universe, Inc.	766	19,058
Graham Holdings Company - Class B	716	424,158
K12, Inc. (a)	36,048	638,410
Liberty Tax, Inc.	42	592
Matthews International Corporation - Class A	319	20,911
Universal Technical Institute, Inc. (a)	33,767	120,211
		1,355,224

Hotels, Restaurants & Leisure - 2.9%
Aramark	11,052	440,533
Arcos Dorados Holdings, Inc. - Class A (a)	19,344	170,227
Ark Restaurants Corporation	911	20,716
Bloomin' Brands, Inc. (b)	35,082	611,479
Bob Evans Farms, Inc.	249	17,226
Bravo Brio Restaurant Group, Inc. (a)	5,144	17,747
Carrols Restaurant Group, Inc. (a)	32,339	394,536
Century Casinos, Inc. (a)	15,296	109,978
ClubCorp Holdings, Inc.	1,044	17,696
Dave & Buster's Entertainment, Inc. (a)	2,009	124,779
Diversified Restaurant Holdings, Inc. (a)	1,320	2,917
Dover Motorsports, Inc.	3,264	6,691
Fogo de Chão, Inc. (a)	47,239	640,088
Golden Entertainment, Inc. (a)	1,344	27,660
Habit Restaurants, Inc. (The) - Class A (a)	12,402	204,013
Hyatt Hotels Corporation - Class A (a)	7,789	432,835
International Speedway Corporation - Class A (b)	1,184	42,387
Intrawest Resorts Holdings, Inc. (a) (b)	29,188	693,215
J. Alexander's Holdings, Inc. (a)	10,765	113,571

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Hotels, Restaurants & Leisure - 2.9% (Continued)
Jack in the Box, Inc.	1,289	$119,568
La Quinta Holdings, Inc. (a)	1,324	19,741
Lindblad Expeditions Holdings, Inc. (a)	354	3,544
Marcus Corporation (The) (b)	12,395	337,144
Peak Resorts, Inc.	19,165	100,137
Ruth's Hospitality Group, Inc.	800	16,000
Speedway Motorsports, Inc.	5,690	120,969
Texas Roadhouse, Inc.	12,810	605,913
Town Sports International Holdings, Inc. (a)	32,955	181,252
		5,592,562

Household Durables - 1.8%
Bassett Furniture Industries, Inc.	539	20,051
Cavco Industries, Inc. (a)	201	26,210
Century Communities, Inc. (a)	21,241	550,142
CSS Industries, Inc.	7,003	187,470
D.R. Horton, Inc.	459	16,382
Dixie Group, Inc. (The) (a)	6,911	29,372
Flexsteel Industries, Inc. (b)	1,134	63,481
Helen of Troy Ltd. (a)	188	18,941
Hooker Furniture Corporation	652	27,515
Hovnanian Enterprises, Inc. - Class A (a)	165,098	363,216
La-Z-Boy, Inc.	18,934	639,969
Lifetime Brands, Inc.	6,848	129,770
New Home Company, Inc. (The) (a)	34,230	370,026
NVR, Inc. (a)	160	417,670
PulteGroup, Inc.	42	1,026
Skyline Corporation (a)	205	1,531
Taylor Morrison Home Corporation - Class A (a) (b)	29,153	659,441
UCP, Inc. - Class A (a)	427	4,761
		3,526,974

Internet & Direct Marketing Retail - 0.9%
EVINE Live, Inc. (a)	58,028	69,053
Expedia, Inc.	2,853	446,409
Liberty Interactive Corporation QVC Group - Series A (a)	18,217	436,115
Overstock.com, Inc. (a) (b)	33,506	536,096
Travelport Worldwide Ltd. (b)	3,001	42,914
Yatra Online, Inc. (a)	9,559	104,958
		1,635,545

Leisure Products - 1.3%
Black Diamond, Inc. (a)	77,809	505,758
Brunswick Corporation	7,291	412,744
Callaway Golf Company (b)	54,306	691,315
Escalade, Inc.	2,964	36,605
Johnson Outdoors, Inc. - Class A (b)	15,338	774,876
Marine Products Corporation	1,313	19,065
MCBC Holdings, Inc. (a)	373	6,901
		2,447,264

Media - 1.5%
A.H. Belo Corporation - Class A	13,656	72,377
Ballantyne Strong, Inc. (a)	24,206	164,601

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Media - 1.5% (Continued)
Central European Media Enterprises Ltd. - Class A (a)	81	$352
Clear Channel Outdoor Holdings, Inc. - Class A	51	259
E.W. Scripps Company (The) - Class A (a)	230	4,520
Entercom Communications Corporation - Class A	227	2,236
Entravision Communications Corporation - Class A	5,627	36,576
Global Sources Ltd. (a)	925	18,130
Harte-Hanks, Inc. (a)	6,544	6,315
Liberty Braves Group - Series A (a)	881	22,236
Lions Gate Entertainment Corporation - Class B (a)	75	2,063
Live Nation Entertainment, Inc. (a)	11,873	442,507
Madison Square Garden Company (The) - Class A (a)	149	32,738
Manchester United plc - Class A	8,269	141,813
McClatchy Company (The) - Class A (a)	7,819	62,552
MSG Networks, Inc. - Class A (a)	1,838	39,333
New York Times Company (The) - Class A	7,009	133,171
News Corporation - Class A	30,834	441,235
Saga Communications, Inc. - Class A	322	12,510
Salem Media Group, Inc.	24,923	178,199
Scholastic Corporation	4,514	187,015
Townsquare Media, Inc. - Class A (a)	10,137	112,115
tronc, Inc. (a) (b)	52,498	670,399
		2,783,252

Multi-Line Retail - 0.6%
Big Lots, Inc.	13,023	646,852
Macy's, Inc.	18,182	431,823
Target Corporation	1,072	60,750
		1,139,425

Specialty Retail - 3.8%
Asbury Automotive Group, Inc. (a) (b)	11,732	633,528
Build-A-Bear Workshop, Inc. (a)	15,223	146,141
Caleres, Inc.	23,159	631,778
Christopher & Banks Corporation (a)	22,680	31,979
Citi Trends, Inc. (b)	30,757	681,268
Destination Maternity Corporation (a)	1,599	2,446
Five Below, Inc. (a)	2,594	125,316
Haverty Furniture Companies, Inc. (b)	22,550	501,737
Home Depot, Inc. (The)	2,853	426,809
Kirkland's, Inc. (a)	9,473	88,573
Lowe's Companies, Inc.	5,591	432,743
New York & Company, Inc. (a)	50,721	79,125
Office Depot, Inc. (b)	113,229	664,654
Penske Automotive Group, Inc.	22,185	965,935
Pier 1 Imports, Inc.	22,016	101,494
Sears Hometown and Outlet Stores, Inc. (a)	350	788
Sonic Automotive, Inc. - Class A	28,676	520,469
Staples, Inc.	43,222	438,703
Tandy Leather Factory, Inc. (a)	3,835	33,940
Tilly's, Inc. - Class A	23,489	234,420
TJX Companies, Inc. (The)	5,704	401,048
West Marine, Inc.	1,591	20,508

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Consumer Discretionary - 16.0% (Continued)
Specialty Retail - 3.8% (Continued)
Winmark Corporation	726	$96,594
		7,259,996

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	8,796	414,644
Fossil Group, Inc. (a) (b)	308	3,465
Lakeland Industries, Inc. (a)	3,984	59,959
Movado Group, Inc. (b)	21,558	530,327
Ralph Lauren Corporation	5,819	440,207
Rocky Brands, Inc.	12,589	175,617
Superior Uniform Group, Inc.	7,419	165,666
Unifi, Inc. (a)	542	17,756
Wolverine World Wide, Inc. (b)	4,617	130,199
		1,937,840

Consumer Staples - 4.6%
Beverages - 0.6%
Coca-Cola Bottling Company Consolidated (b)	2,810	674,653
Cott Corporation	1,160	18,027
Dr Pepper Snapple Group, Inc.	4,346	396,181
National Beverage Corporation	19	1,940
		1,090,801

Food & Staples Retailing - 0.5%
Performance Food Group Company (a) (b)	18,582	535,162
US Foods Holding Corporation (a)	15,423	434,157
		969,319

Food Products - 1.9%
Adecoagro S.A. (a)	14,561	148,085
Alico, Inc.	121	3,654
Archer-Daniels-Midland Company	5,897	248,736
Darling Ingredients, Inc. (a) (b)	42,209	686,740
Hershey Company (The)	626	65,924
J & J Snack Foods Corporation	1,101	144,671
Landec Corporation (a)	10,790	132,717
Lifeway Foods, Inc. (a)	9,482	86,950
Limoneira Company	2,121	48,274
Mondelēz International, Inc. - Class A	9,722	427,962
Nomad Foods Ltd. (a) (b)	40,886	582,626
Pinnacle Foods, Inc.	427	25,355
Rocky Mountain Chocolate Factory, Inc.	11,226	133,477
Seneca Foods Corporation - Class A (a) (b)	17,036	488,933
Simply Good Foods Company (The) (a)	1,423	16,863
SunOpta, Inc. (a) (b)	42,461	403,380
		3,644,347

Household Products - 0.7%
Central Garden & Pet Company - Class A (a)	3,022	92,957
Energizer Holdings, Inc.	10,790	497,095
HRG Group, Inc. (a) (b)	38,290	634,466
Oil-Dri Corporation of America	1,256	51,948
		1,276,466

Personal Products - 0.9%
Avon Products, Inc. (a)	58,612	213,348
Estée Lauder Companies, Inc. (The) - Class A	4,421	437,635

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Consumer Staples - 4.6% (Continued)
Personal Products - 0.9% (Continued)
Inter Parfums, Inc. (b)	1,524	$59,131
LifeVantage Corporation (a)	40,995	155,781
Medifast, Inc. (b)	15,522	662,634
Natural Alternatives International, Inc. (a)	8,132	81,320
Nutraceutical International Corporation	2,002	83,683
		1,693,532

Tobacco - 0.0% (c)
Alliance One International, Inc. (a)	219	3,329

Energy - 6.1%
Energy Equipment & Services - 2.5%
Archrock, Inc. (b)	55,220	604,659
Aspen Aerogels, Inc. (a)	85	392
Baker Hughes, a GE Company (a)	7,914	291,948
C&J Energy Services, Inc. (a)	3,889	125,770
Dawson Geophysical Company (a)	18,108	72,613
Dril-Quip, Inc. (a)	50	2,230
Exterran Corporation (a)	753	20,851
Geospace Technologies Corporation (a)	290	4,463
Halliburton Company	10,113	429,196
Mammoth Energy Services, Inc. (a)	1,211	17,765
Matrix Service Company (a) (b)	64,051	662,928
National Oilwell Varco, Inc.	2,433	79,583
Natural Gas Services Group, Inc. (a) (b)	26,788	668,361
North American Energy Partners, Inc.	207	880
Oceaneering International, Inc.	16,803	430,997
Oil States International, Inc. (a)	20	497
PHI, Inc. (a)	14,272	138,438
Profire Energy, Inc. (a)	23,678	32,676
RigNet, Inc. (a) (b)	30,134	571,039
SEACOR Holdings, Inc. (a)	16,546	564,053
Willbros Group, Inc. (a)	80,333	163,879
		4,883,218

Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corporation (a)	87,372	155,522
Adams Resources & Energy, Inc.	4,769	181,174
Ardmore Shipping Corporation	83	660
Bonanza Creek Energy, Inc. (a)	604	17,540
Chesapeake Energy Corporation (a)	432	2,143
Cimarex Energy Company	3,689	365,322
Contango Oil & Gas Company (a)	1,438	8,628
Cosan Ltd. - Class A	79,371	580,996
CVR Energy, Inc.	1,267	23,959
Devon Energy Corporation	10,511	350,121
Eclipse Resources Corporation (a)	15,992	44,937
Enbridge Energy Management, LLC (a)	1,321	20,058
Enerplus Corporation	59,452	536,257
EOG Resources, Inc.	4,547	432,601
Evolution Petroleum Corporation	426	3,664
GeoPark Ltd. (a)	4,676	41,242
Gulfport Energy Corporation (a)	1,480	18,678

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Energy - 6.1% (Continued)
Oil, Gas & Consumable Fuels - 3.6% (Continued)
International Seaways, Inc. (a)	9,934	$226,594
Lonestar Resources US, Inc. - Class A (a)	721	2,841
Marathon Oil Corporation	35,959	439,778
Marathon Petroleum Corporation	7,836	438,738
Midstates Petroleum Company, Inc. (a)	1,107	15,697
Navios Maritime Acquisition Corporation	160,035	225,649
Noble Midstream Partners, L.P.	679	30,827
Oasis Petroleum, Inc. (a)	34,828	270,962
Overseas Shipholding Group, Inc. - Class A (a)	7,392	22,767
Pacific Ethanol, Inc. (a) (b)	107,059	669,119
Pengrowth Energy Corporation (a)	55	40
Pioneer Natural Resources Company	2,601	424,223
REX American Resources Corporation (a)	1,118	111,778
Sanchez Energy Corporation (a)	146	823
StealthGas, Inc. (a)	30,399	91,197
TransGlobe Energy Corporation (a)	22,382	30,216
Tsakos Energy Navigation Ltd.	14,748	72,708
VAALCO Energy, Inc. (a)	5,757	5,279
Valero Energy Corporation	6,510	448,995
Westmoreland Coal Company (a)	38,480	165,849
World Fuel Services Corporation	10,802	349,337
		6,826,919

Financials - 5.6%
Banks - 2.0%
American National Bankshares, Inc.	1,481	55,908
AmeriServ Financial, Inc. (a)	1,595	6,300
Anchor Bancorp, Inc. (a)	2,425	61,534
Bank of the James Financial Group, Inc. (a)	1,460	22,469
BankUnited, Inc.	12,600	433,692
BCB Bancorp, Inc.	39	585
Berkshire Hills Bancorp, Inc.	3,473	129,022
California First National Bancorp	582	9,690
Capital Bank Financial Corporation - Class A	539	20,482
CenterState Banks, Inc.	4,679	116,928
Central Valley Community Bancorp	760	16,705
Century Bancorp, Inc. - Class A	201	13,407
Chemical Financial Corporation	2,520	121,439
City Holding Company	41	2,691
Civista Bancshares, Inc.	83	1,697
Codorus Valley Bancorp, Inc.	20	559
CU Bancorp (a)	569	20,996
Eagle Bancorp, Inc. (a)	2,036	127,148
Enterprise Financial Services Corporation	500	19,775
Financial Institutions, Inc.	570	16,758
First Business Financial Services, Inc. (a)	4,013	85,316
First Citizens BancShares, Inc. - Class A	327	120,343
First Commonwealth Financial Corporation	8,866	115,524
First Horizon National Corporation	1	1
First Interstate BancSystem, Inc. - Class A	13,370	488,674
First Merchants Corporation	109	4,408
First Midwest Bancorp, Inc.	3,799	84,376

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Financials - 5.6% (Continued)
Banks - 2.0% (Continued)
First Northwest Bancorp (a)	5,054	$77,074
Great Southern Bancorp, Inc.	394	20,468
Hancock Holding Company	1,540	70,840
Hanmi Financial Corporation	542	15,528
Hilltop Holdings, Inc.	4,996	125,050
HomeTrust Bancshares, Inc. (a)	732	17,678
IBERIABANK Corporation	1,592	128,713
Independent Bank Corporation (Massachusetts)	1,483	105,812
Independent Bank Corporation (Michigan)	1,490	31,588
Independent Bank Group, Inc.	371	22,390
Investors Bancorp, Inc.	9,551	126,837
LegacyTexas Financial Group, Inc.	24	929
MainSource Financial Group, Inc.	534	18,658
MutualFirst Financial, Inc.	634	22,127
Pacific Premier Bancorp, Inc. (a)	10	359
Park Sterling Corporation	1,836	21,334
Parke Bancorp, Inc.	69	1,394
People's Utah Bancorp	662	18,404
Preferred Bank	3,452	193,830
QCR Holdings, Inc.	376	17,277
Seacoast Banking Corporation of Florida (a)	13,847	323,604
Select Bancorp, Inc. (a)	2,676	31,684
Sierra Bancorp	723	19,810
Simmons First National Corporation - Class A	899	49,041
Southern First Bancshares, Inc. (a)	4,372	161,108
Southern National Bancorp of Virginia, Inc.	966	16,345
Southwest Bancorp, Inc.	800	20,880
Summit Financial Group, Inc.	77	1,678
Triumph Bancorp, Inc. (a)	653	18,545
Two River Bancorp (a)	15	274
United Bankshares, Inc.	40	1,380
WashingtonFirst Bankshares, Inc.	486	16,641
West Bancorporation, Inc.	101	2,323
		3,796,030

Capital Markets - 1.5%
Actua Corporation (a)	3,298	44,523
American Capital Senior Floating Ltd.	10,118	129,004
Ashford, Inc. (a)	145	7,182
BlackRock Capital Investment Corporation	3,085	23,415
Capitala Finance Corporation (a)	1,539	20,007
Diamond Hill Investment Group, Inc.	96	18,960
Fifth Street Senior Floating Rate Corporation	107	903
Gladstone Investment Corporation	1,981	19,176
Golub Capital BDC, Inc.	954	18,660
Harvest Capital Credit Corporation	1,244	17,267
Houlihan Lokey, Inc. (b)	3,848	143,069
INTL FCStone, Inc. (a)	479	18,743
Invesco Ltd.	12,855	446,968
Ladenburg Thalmann Financial Services, Inc. (a)	665	1,516
MVC Capital, Inc.	15,592	162,001
New Mountain Finance Corporation	1,425	20,662

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Financials - 5.6% (Continued)
Capital Markets - 1.5% (Continued)
OFS Capital Corporation (b)	31,021	$437,086
OM Asset Management plc	34,334	517,413
PennantPark Floating Rate Capital Ltd.	1,253	17,918
PennantPark Investment Corporation	9,293	69,326
Silvercrest Asset Management Group, Inc. - Class A	4,628	58,544
Solar Capital Ltd.	3,569	77,983
Solar Senior Capital Ltd.	957	16,872
Stellus Capital Investment Corporation	138	1,884
Stifel Financial Corporation (a)	2,687	136,634
TCP Capital Corporation	20,303	337,639
THL Credit, Inc.	1,755	17,532
TICC Capital Corporation	12,135	79,242
Triangle Capital Corporation	1,184	20,495
Virtu Financial, Inc. - Class A	1	17
Virtus Investment Partners, Inc.	16	1,885
		2,882,526

Consumer Finance - 0.1%
FirstCash, Inc. (b)	73	4,245
LendingClub Corporation (a)	13,012	65,971
Nelnet, Inc. - Class A	2,683	131,709
Santander Consumer USA Holdings, Inc. (a) (b)	3,283	42,055
		243,980

Diversified Financial Services - 0.1%
Bank of N.T. Butterfield & Son Ltd. (The)	3,457	117,849
Global Eagle Entertainment, Inc. (a)	194	613
On Deck Capital, Inc. (a)	350	1,505
PICO Holdings, Inc. (a)	1,345	21,856
		141,823

Insurance - 1.2%
Argo Group International Holdings Ltd.	2,413	144,659
Aspen Insurance Holdings Ltd.	13,037	636,206
Baldwin & Lyons, Inc. - Class B	40	936
Blue Capital Reinsurance Holdings Ltd.	723	13,954
CNO Financial Group, Inc.	5,932	135,724
Donegal Group, Inc. - Class A	6,927	104,459
Employers Holdings, Inc.	1,974	85,573
Enstar Group Ltd. (a)	603	122,168
FBL Financial Group, Inc. - Class A	315	21,388
Federated National Holding Company	5,648	89,916
Hallmark Financial Services, Inc. (a)	10,888	122,490
Hanover Insurance Group, Inc. (The)	677	64,220
Horace Mann Educators Corporation	471	17,380
Independence Holding Company	805	17,871
Infinity Property & Casualty Corporation	227	22,711
James River Group Holdings Ltd.	1,460	58,634
OneBeacon Insurance Group Ltd. - Class A	2,671	48,933
Safety Insurance Group, Inc.	236	16,744
State National Companies, Inc.	3,093	64,582
Third Point Reinsurance Ltd. (a)	7,481	108,849
United Fire Group, Inc.	737	33,253

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Financials - 5.6% (Continued)
Insurance - 1.2% (Continued)
Validus Holdings Ltd.	5,781	$310,960
		2,241,610

Mortgage Real Estate Investment Trusts (REITs) - 0.0% (c)
Anworth Mortgage Asset Corporation	3,357	20,209
Dynex Capital, Inc.	2,327	16,080
		36,289

Thrifts & Mortgage Finance - 0.7%
Bank Mutual Corporation	1,774	17,651
BankFinancial Corporation	7,984	119,600
Charter Financial Corporation	161	2,895
Essent Group Ltd. (a)	3,139	120,600
First Defiance Financial Corporation	332	17,181
First Financial Northwest, Inc.	111	1,822
Home Bancorp, Inc.	395	16,005
Invesco Mortgage Capital, Inc.	7,187	119,520
Meridian Bancorp, Inc.	38,581	680,955
MGIC Investment Corporation (a)	11,410	133,155
Provident Financial Holdings, Inc.	842	15,998
Provident Financial Services, Inc.	642	17,026
Radian Group, Inc.	7,541	131,364
Riverview Bancorp, Inc.	133	1,009
Southern Missouri Bancorp, Inc.	13	421
TrustCo Bank Corporation	2,100	17,430
Western New England Bancorp, Inc.	921	9,164
WSFS Financial Corporation (b)	10	452
		1,422,248

Health Care - 19.1%
Biotechnology - 7.2%
AbbVie, Inc.	5,802	405,618
Acorda Therapeutics, Inc. (a) (b)	19,470	421,525
Adverum Biotechnologies, Inc. (a)	7,361	18,771
Aldeyra Therapeutics, Inc. (a)	1,862	8,844
Amgen, Inc.	2,556	446,048
Applied Genetic Technologies Corporation (a)	34,941	165,970
Ardelyx, Inc. (a)	3,494	18,169
Arena Pharmaceuticals, Inc. (a)	843	20,030
Audentes Therapeutics, Inc. (a)	759	15,248
Biogen, Inc. (a)	857	248,179
BioSpecifics Technologies Corporation (a) (b)	13,405	652,153
Biostage, Inc. (a)	1	1
BioTime, Inc. (a)	172,321	465,267
Bioverativ, Inc. (a)	6,941	430,134
BrainStorm Cell Therapeutics, Inc. (a)	8,186	38,147
Celgene Corporation (a)	3,280	444,145
ChemoCentryx, Inc. (a)	63,761	646,537
Chimerix, Inc. (a)	95,117	472,731
Concert Pharmaceuticals, Inc. (a)	1,945	28,066
CytomX Therapeutics, Inc. (a) (b)	24,120	325,379
Dicerna Pharmaceuticals, Inc. (a)	10,368	38,984
Edge Therapeutics, Inc. (a)	15,070	162,304
Emergent BioSolutions, Inc. (a) (b)	18,494	672,627

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Health Care - 19.1% (Continued)
Biotechnology - 7.2% (Continued)
Enanta Pharmaceuticals, Inc. (a)	4,432	$168,904
Enzymotec Ltd. (a)	9,962	84,179
Fate Therapeutics, Inc. (a)	5,652	16,334
Fibrocell Science, Inc. (a)	7,693	24,233
FibroGen, Inc. (a) (b)	3,806	129,975
Gemphire Therapeutics, Inc. (a)	1,420	29,919
Genomic Health, Inc. (a) (b)	20,078	640,488
Gilead Sciences, Inc.	5,870	446,648
Infinity Pharmaceuticals, Inc. (a)	1,082	1,547
Intec Pharma Ltd. (a)	3,537	19,277
Invitae Corporation (a) (b)	66,444	616,600
Kamada Ltd. (a)	10,805	51,324
Keryx Biopharmaceuticals, Inc. (a)	74,340	521,123
Kindred Biosciences, Inc. (a)	2,229	16,272
MacroGenics, Inc. (a) (b)	80	1,322
Madrigal Pharmaceuticals, Inc. (a)	7,928	122,884
MEI Pharma, Inc. (a)	167,442	480,559
Mirati Therapeutics, Inc. (a)	398	1,990
Momenta Pharmaceuticals, Inc. (a)	38,268	633,335
Myriad Genetics, Inc. (a)	82	1,990
PDL BioPharma, Inc. (b)	243,613	553,001
Peregrine Pharmaceuticals, Inc. (a)	4,353	18,500
Progenics Pharmaceuticals, Inc. (a)	80,127	483,166
ProQR Therapeutics N.V. (a)	3,863	20,281
Proteostasis Therapeutics, Inc. (a)	577	1,639
Puma Biotechnology, Inc. (a)	18	1,711
Repligen Corporation (a)	2,876	115,817
Rigel Pharmaceuticals, Inc. (a)	885	2,097
SciClone Pharmaceuticals, Inc. (a) (b)	58,274	638,100
Sierra Oncology, Inc. (a)	710	1,079
Sinovac Biotech Ltd. (a)	4,825	31,917
Sunesis Pharmaceuticals, Inc. (a)	1,350	3,564
Syros Pharmaceuticals, Inc. (a)	223	5,089
T2 Biosystems, Inc. (a)	940	2,472
TRACON Pharmaceuticals, Inc. (a)	201	472
United Therapeutics Corporation (a)	3,178	408,055
Vanda Pharmaceuticals, Inc. (a)	39,623	616,138
Versartis, Inc. (a)	1,078	19,943
Vertex Pharmaceuticals, Inc. (a)	2,817	427,677
Zafgen, Inc. (a)	50,704	171,379
		13,675,877

Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)	68	289
Alere, Inc. (a)	4,614	232,499
Atrion Corporation	877	554,439
Baxter International, Inc.	7,240	437,875
Bovie Medical Corporation (a)	494	1,250
Cantel Medical Corporation	1,627	120,723
Cogentix Medical, Inc. (a)	21	43
CONMED Corporation	12,434	638,113
CryoLife, Inc. (a) (b)	13,967	261,881

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Health Care - 19.1% (Continued)
Health Care Equipment & Supplies - 4.0% (Continued)
Cutera, Inc. (a)	2,471	$64,370
DENTSPLY SIRONA, Inc.	6,788	421,060
Digirad Corporation	11,443	46,916
Electromed, Inc. (a)	5,063	31,188
Exactech, Inc. (a) (b)	22,033	642,262
FONAR Corporation (a)	17,855	458,874
Haemonetics Corporation (a)	1,409	57,952
Hill-Rom Holdings, Inc. (b)	5,546	413,288
Integer Holdings Corporation (a) (b)	14,603	668,817
Integra LifeSciences Holdings Corporation (a) (b)	44	2,185
IRIDEX Corporation (a)	18,728	176,043
K2M Group Holdings, Inc. (a)	21,741	528,959
Kewaunee Scientific Corporation	1,841	46,577
Lantheus Holdings, Inc. (a)	187	3,450
LeMaitre Vascular, Inc. (b)	4,129	148,933
LivaNova plc (a)	2,005	122,185
Medtronic plc	4,892	410,781
Merit Medical Systems, Inc. (a) (b)	539	22,099
Novadaq Technologies, Inc. (a)	1,744	20,440
Oxford Immunotec Global plc (a)	7	118
RTI Surgical, Inc. (a)	116,944	666,581
SeaSpine Holdings Corporation (a)	42,496	479,355
Utah Medical Products, Inc. (b)	284	19,624
		7,699,169

Health Care Providers & Services - 3.3%
Addus HomeCare Corporation (a)	544	18,469
Alliance HealthCare Services, Inc. (a)	503	6,665
Centene Corporation (a)	5,471	434,507
Cigna Corporation	2,557	443,793
CorVel Corporation (a) (b)	13,152	625,378
Five Star Senior Living, Inc. (a)	54,554	87,286
Genesis Healthcare, Inc. (a)	109,459	157,621
HMS Holdings Corporation (a) (b)	24,116	484,249
Humana, Inc.	1,884	435,581
Magellan Health, Inc. (a)	12,540	934,857
McKesson Corporation	782	126,582
Molina Healthcare, Inc. (a)	1,754	117,167
National HealthCare Corporation (b)	331	21,571
Providence Service Corporation (The) (a) (b)	14,267	735,321
Psychemedics Corporation	13,628	348,332
Quorum Health Corporation (a)	58	198
RadNet, Inc. (a) (b)	15,432	118,826
Surgery Partners, Inc. (a)	188	3,732
Tenet Healthcare Corporation (a)	44	763
Triple-S Management Corporation - Class B (a) (b)	41,525	642,807
Veracyte, Inc. (a)	55,807	446,456
		6,190,161

Health Care Services - 0.1%
Diplomat Pharmacy, Inc. (a)	14,217	225,624

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Health Care - 19.1% (Continued)
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	22,631	$278,588
HealthStream, Inc. (a)	14,503	342,561
iCAD, Inc. (a)	674	2,628
Medidata Solutions, Inc. (a)	744	57,147
Quality Systems, Inc. (a) (b)	38,098	651,476
Simulations Plus, Inc.	1,440	21,312
Tabula Rasa HealthCare, Inc. (a)	1,579	24,632
		1,378,344

Life Sciences Tools & Services - 1.2%
Enzo Biochem, Inc. (a)	3,548	38,496
Harvard Bioscience, Inc. (a)	42,067	117,788
INC Research Holdings, Inc. - Class A (a) (b)	10,081	554,455
Medpace Holdings, Inc. (a)	653	17,912
PAREXEL International Corporation (a)	1,441	126,116
PerkinElmer, Inc.	6,728	442,904
PRA Health Sciences, Inc. (a) (b)	1,708	127,075
VWR Corporation (a)	28,586	943,338
		2,368,084

Pharmaceuticals - 2.6%
AcelRx Pharmaceuticals, Inc. (a)	332	1,295
Alimera Sciences, Inc. (a)	51,207	73,738
Aralez Pharmaceuticals, Inc. (a)	61,477	74,387
Assembly Biosciences, Inc. (a)	15,886	356,005
Cardiome Pharma Corporation (a)	15,731	66,228
Catalent, Inc. (a)	13,969	484,724
Cempra, Inc. (a)	1,307	5,228
Cumberland Pharmaceuticals, Inc. (a)	13,953	93,764
Cymabay Therapeutics, Inc. (a)	3,780	26,876
DURECT Corporation (a)	12,168	21,051
Endo International plc (a)	82,165	905,458
Flex Pharma, Inc. (a)	441	1,874
Intersect ENT, Inc. (a)	1,760	48,224
Juniper Pharmaceuticals, Inc. (a)	16,490	81,625
MediWound Ltd. (a)	20,979	142,657
Merck & Company, Inc.	495	31,621
Mylan N.V. (a)	309	12,048
MyoKardia, Inc. (a)	29,419	457,465
ObsEva S.A. (a)	100	790
Phibro Animal Health Corporation - Class A (b)	21,534	822,599
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	59,636	647,051
Tetraphase Pharmaceuticals, Inc. (a)	2,718	17,776
VIVUS, Inc. (a)	427,119	508,272
		4,880,756

Industrials - 12.8%
Aerospace & Defense - 1.5%
AdvanSix, Inc. (a) (b)	19,531	653,898
Ducommun, Inc. (a)	9,295	269,183
Engility Holdings, Inc. (a)	1,100	32,087
Esterline Technologies Corporation (a)	1,275	123,037
Innovative Solutions & Support, Inc. (a)	2,824	11,324
Moog, Inc. - Class A (a)	2,705	201,036

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Industrials - 12.8% (Continued)
Aerospace & Defense - 1.5% (Continued)
Orbital ATK, Inc.	4,220	$431,200
TAT Technologies Ltd.	3,873	41,054
Textron, Inc.	4,321	212,291
United Technologies Corporation	2,643	313,380
Vectrus, Inc. (a)	19,219	653,638
		2,942,128

Airlines - 0.6%
JetBlue Airways Corporation (a)	19,135	419,631
SkyWest, Inc.	17,493	638,494
		1,058,125

Building Products - 0.3%
American Woodmark Corporation (a)	213	20,906
Armstrong Flooring, Inc. (a) (b)	162	2,812
Armstrong World Industries, Inc. (a)	115	5,583
NCI Building Systems, Inc. (a)	22,631	407,358
Ply Gem Holdings, Inc. (a)	1,613	28,228
TopBuild Corporation (a)	319	16,837
Universal Forest Products, Inc.	193	16,183
		497,907

Commercial Services & Supplies - 1.5%
Advanced Disposal Services, Inc. (a)	991	23,962
ARC Document Solutions, Inc. (a)	46,111	159,544
Atento S.A. (a)	8,964	106,672
Casella Waste Systems, Inc. - Class A (a)	3,454	57,958
Civeo Corporation (a)	11,826	22,824
Essendant, Inc.	46,557	581,031
Heritage-Crystal Clean, Inc. (a)	2,944	55,347
Interface, Inc.	35	663
KAR Auction Services, Inc.	811	34,095
Knoll, Inc.	888	17,192
MSA Safety, Inc. (b)	8,227	659,476
Pitney Bowes, Inc.	27,027	425,405
R.R. Donnelley & Sons Company	42	519
SP Plus Corporation (a)	785	25,670
Steelcase, Inc. - Class A	1,471	20,079
Tetra Tech, Inc. (b)	14,802	702,355
West Corporation	1,268	29,633
		2,922,425

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	460	15,318
EMCOR Group, Inc.	1,720	116,100
Fluor Corporation	9,278	402,944
Great Lakes Dredge & Dock Corporation (a)	38,942	153,821
HC2 Holdings, Inc. (a) (b)	103,278	620,701
MYR Group, Inc. (a) (b)	21,388	680,352
Northwest Pipe Company (a)	5	76
Orion Group Holdings, Inc. (a)	7,224	50,712
Primoris Services Corporation (b)	26,495	660,255
		2,700,279

Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.	5,829	172,480

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Industrials - 12.8% (Continued)
Electrical Equipment - 1.7% (Continued)
Atkore International Group, Inc. (a)	10,027	$208,762
Broadwind Energy, Inc. (a)	2,980	13,172
EnerSys (b)	9,217	666,113
Hubbell, Inc.	1,576	187,213
LSI Industries, Inc.	19,756	165,358
Powell Industries, Inc.	15,511	494,025
Preformed Line Products Company	1,727	84,139
Regal Beloit Corporation (b)	5,195	433,003
TPI Composites, Inc. (a) (b)	34,185	644,045
Ultralife Corporation (a)	25,222	174,032
		3,242,342

Industrial Conglomerates - 0.2%
Honeywell International, Inc.	3,187	433,814

Machinery - 2.7%
Alamo Group, Inc.	412	38,320
Briggs & Stratton Corporation	26,376	617,726
China Yuchai International Ltd.	1,698	38,341
Columbus McKinnon Corporation	722	18,628
Crane Company	4,734	357,417
ESCO Technologies, Inc.	1,477	91,131
Federal Signal Corporation	1,008	18,648
FreightCar America, Inc. (b)	35,674	586,481
Gencor Industries, Inc. (a)	3,212	51,553
Global Brass & Copper Holdings, Inc. (b)	1,912	61,280
Gorman-Rupp Company (The)	771	23,300
Hardinge, Inc.	13,214	159,889
Harsco Corporation (a) (b)	15,993	247,092
Hurco Companies, Inc.	13,592	447,856
Hyster-Yale Materials Handling, Inc. (b)	9,654	684,082
ITT, Inc.	10,624	435,584
Kadant, Inc.	700	54,635
L.B. Foster Company - Class A	21,041	370,322
L.S. Starrett Company (The) - Class A	553	4,424
Lydall, Inc. (a)	431	21,334
Manitex International, Inc. (a)	23,176	163,854
Mueller Industries, Inc.	684	21,546
Mueller Water Products, Inc. - Series A	1,463	16,971
SPX Corporation (a) (b)	24,349	670,084
SPX FLOW, Inc. (a)	474	16,808
		5,217,306

Marine - 0.0% (c)
Diana Shipping, Inc. (a)	4,943	19,130
Pangaea Logistics Solutions Ltd. (a)	7,403	19,914
		39,044

Professional Services - 1.5%
BG Staffing, Inc.	190	3,165
CBIZ, Inc. (a)	1,354	20,107
CDI Corporation (a)	2,281	18,818
Equifax, Inc.	2,216	322,295
Heidrick & Struggles International, Inc.	938	16,978

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Industrials - 12.8% (Continued)
Professional Services - 1.5% (Continued)
Hill International, Inc. (a)	318	$1,606
ICF International, Inc. (a)	777	35,159
Insperity, Inc.	749	56,550
Kelly Services, Inc. - Class A (b)	28,662	638,303
Kforce, Inc. (b)	18,516	346,249
Korn/Ferry International (b)	3,588	120,019
Navigant Consulting, Inc. (a)	949	16,067
On Assignment, Inc. (a)	373	18,370
Resources Connection, Inc.	1,741	23,242
RPX Corporation (a) (b)	44,870	613,373
TrueBlue, Inc. (a) (b)	25,490	651,270
VSE Corporation	411	21,310
		2,922,881

Road & Rail - 0.7%
ArcBest Corporation	940	26,132
PAM Transportation Services, Inc. (a)	46	806
Roadrunner Transportation Systems, Inc. (a)	1,663	11,608
Ryder System, Inc.	6,013	437,506
USA Truck, Inc. (a)	17,035	157,744
Werner Enterprises, Inc.	20,839	617,876
		1,251,672

Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)	13,079	600,718
BlueLinx Holdings, Inc. (a)	11,968	125,066
CAI International, Inc. (a)	852	22,348
Houston Wire & Cable Company	62	357
Huttig Building Products, Inc. (a)	449	3,201
Neff Corporation - Class A (a)	4,165	87,465
Titan Machinery, Inc. (a)	2,704	48,266
WESCO International, Inc. (a)	7,706	394,933
Willis Lease Finance Corporation (a)	317	8,014
		1,290,368

Information Technology - 14.9%
Communications Equipment - 2.3%
ADTRAN, Inc.	27,504	644,969
Applied Optoelectronics, Inc. (a)	75	7,312
ARRIS International plc (a)	15,154	423,706
Aviat Networks, Inc. (a)	9,550	179,635
Bel Fuse, Inc. - Class B	17	429
Black Box Corporation (b)	65,224	515,270
Ceragon Networks Ltd. (a)	6,668	15,603
Ciena Corporation (a)	4,866	125,299
Comtech Telecommunications Corporation	33,353	600,354
Digi International, Inc. (a)	40,999	428,440
Extreme Networks, Inc. (a)	376	3,305
Harris Corporation	118	13,507
Ituran Location and Control Ltd.	16	488
Juniper Networks, Inc.	14,946	417,741
MRV Communications, Inc. (a)	711	7,074
NetScout Systems, Inc. (a)	15,512	535,164
PC-TEL, Inc.	10,066	71,569

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Information Technology - 14.9% (Continued)
Communications Equipment - 2.3% (Continued)
Plantronics, Inc. (b)	3,709	$167,573
TESSCO Technologies, Inc.	11,247	150,147
UTStarcom Holdings Corporation (a)	6,378	13,713
Westell Technologies, Inc. - Class A (a)	6,442	22,483
		4,343,781

Electronic Equipment, Instruments & Components - 2.3%
Anixter International, Inc. (a) (b)	8,285	652,444
Benchmark Electronics, Inc. (a)	489	16,455
Celestica, Inc. (a) (b)	44,966	534,646
FLIR Systems, Inc.	11,815	440,936
Frequency Electronics, Inc. (a)	5,204	44,754
Insight Enterprises, Inc. (a) (b)	718	29,093
IntriCon Corporation (a)	7,107	53,302
Jabil, Inc.	11,785	359,442
Key Tronic Corporation (a)	12,403	90,170
Kimball Electronics, Inc. (a)	963	18,730
LRAD Corporation (a)	7,956	12,809
Methode Electronics, Inc.	2,860	113,685
Orbotech Ltd. (a) (b)	2,278	80,778
PAR Technology Corporation (a)	17,861	160,035
PC Connection, Inc. (b)	21,233	547,811
Perceptron, Inc. (a)	2,538	18,426
Richardson Electronics Ltd.	26,050	152,653
Rogers Corporation (a)	183	21,589
Sanmina Corporation (a)	2,783	99,771
ScanSource, Inc. (a)	5,636	223,186
SYNNEX Corporation	1,019	121,179
Tech Data Corporation (a) (b)	3,464	354,714
Trimble, Inc. (a)	1,555	58,204
Vishay Precision Group, Inc. (a)	8,631	151,042
Wayside Technology Group, Inc. (a)	806	13,863
		4,369,717

Internet Software & Services - 2.6%
Alarm.com Holdings, Inc. (a)	1,151	43,772
Amber Road, Inc. (a)	4,437	41,575
AppFolio, Inc. - Class A (a)	768	26,842
ARI Network Services, Inc. (a)	3,526	24,841
Autobytel, Inc. (a)	42,317	465,910
Bankrate, Inc. (a)	1,211	16,833
Bazaarvoice, Inc. (a)	4,749	22,320
Blucora, Inc. (a)	28,571	639,990
Care.com, Inc. (a)	55	799
DHI Group, Inc. (a)	7,404	16,289
Endurance International Group Holdings, Inc. (a) (b)	73,766	682,335
GoDaddy, Inc. - Class A (a) (b)	22,834	981,405
IAC/InterActiveCorp (a)	4,034	422,077
Leaf Group Ltd. (a)	222	1,676
Limelight Networks, Inc. (a)	10,027	34,292
Marchex, Inc. - Class B	60,714	176,071
Mimecast Ltd. (a)	646	18,127
New Relic, Inc. (a)	1,010	47,430

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Information Technology - 14.9% (Continued)
Internet Software & Services - 2.6% (Continued)
Perion Network Ltd. (a)	27,396	$47,121
Points International Ltd. (a)	19,031	156,625
QuinStreet, Inc. (a)	71,952	279,893
TechTarget, Inc. (a)	1,054	10,108
Tremor Video, Inc. (a)	806	1,685
Web.com Group, Inc. (a)	16,226	356,161
XO Group, Inc. (a)	16,217	296,447
YuMe, Inc.	19,962	86,635
		4,897,259

IT Services - 1.5%
Accenture plc - Class A	228	29,371
Acxiom Corporation (a)	2,708	73,035
ALJ Regional Holdings, Inc. (a)	924	2,837
Booz Allen Hamilton Holding Corporation	9,454	324,272
CACI International, Inc. - Class A (a)	1,179	147,493
Computer Task Group, Inc.	6,374	35,184
CSRA, Inc.	10,228	333,535
Edgewater Technology, Inc. (a)	19,121	135,568
Euronet Worldwide, Inc. (a)	4,609	445,275
Forrester Research, Inc.	411	16,769
Hackett Group, Inc. (The)	1,576	25,878
Luxoft Holding, Inc. (a)	236	14,856
ManTech International Corporation - Class A	590	23,435
ModusLink Global Solutions, Inc. (a)	34,284	57,597
NCI, Inc. - Class A (a)	1,168	23,302
Net 1 UEPS Technologies, Inc. (a)	8,196	79,337
PFSweb, Inc. (a)	5,360	41,915
Planet Payment, Inc. (a)	13,807	44,735
Science Applications International Corporation	8,694	612,144
StarTek, Inc. (a)	316	3,887
Total System Services, Inc.	6,974	442,570
		2,912,995

Semiconductors & Semiconductor Equipment - 3.0%
Alpha & Omega Semiconductor Ltd. (a) (b)	38,509	681,609
Amtech Systems, Inc. (a)	23,062	203,638
Brooks Automation, Inc.	663	16,283
Cabot Microelectronics Corporation	3,901	289,259
Cirrus Logic, Inc. (a)	661	40,612
Cohu, Inc.	1,029	18,748
Diodes, Inc. (a) (b)	26,063	691,451
DSP Group, Inc. (a)	1,690	21,294
GSI Technology, Inc. (a)	4,073	29,570
InTEST Corporation (a)	19,059	165,813
IXYS Corporation (b)	35,103	610,792
Kulicke & Soffa Industries, Inc. (a)	1,182	25,460
Maxim Integrated Products, Inc.	9,422	428,136
Microsemi Corporation (a)	8,201	427,108
MKS Instruments, Inc.	1,479	123,718
Nanometrics, Inc. (a)	18,389	490,067
Nova Measuring Instruments Ltd. (a)	2,867	66,859
NVE Corporation	4	316

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Information Technology - 14.9% (Continued)
Semiconductors & Semiconductor Equipment - 3.0% (Continued)
Photronics, Inc. (a)	1,633	$16,412
Pixelworks, Inc. (a)	829	3,847
Rudolph Technologies, Inc. (a) (b)	26,160	647,460
Silicon Laboratories, Inc. (a)	1,789	134,354
Veeco Instruments, Inc. (a)	7	216
Versum Materials, Inc.	1,411	49,752
Xcerra Corporation (a)	63,047	612,186
		5,794,960

Software - 3.0%
Attunity Ltd. (a)	23,211	169,440
Bottomline Technologies (de), Inc. (a)	22,039	627,671
Box, Inc. - Class A (a)	6,247	117,756
BSQUARE Corporation (a)	16,118	91,873
CDK Global, Inc.	6,688	439,937
CommVault Systems, Inc. (a)	524	31,204
Descartes Systems Group, Inc. (The) (a)	8,144	204,414
ePlus, Inc. (a)	283	22,895
Everbridge, Inc. (a)	8,260	195,349
Fair Isaac Corporation	911	129,863
Finjan Holdings, Inc. (a)	18,768	58,932
GlobalSCAPE, Inc.	32,347	164,970
Guidance Software, Inc. (a)	80,631	570,061
Intuit, Inc.	3,190	437,700
Magic Software Enterprises Ltd.	2,385	18,841
MobileIron, Inc. (a)	2,718	12,299
Model N, Inc. (a)	202	2,666
Nuance Communications, Inc. (a)	5,247	90,773
Progress Software Corporation	644	20,614
QAD, Inc. - Class A	21,035	659,447
Rosetta Stone, Inc. (a) (b)	51,833	536,990
SeaChange International, Inc. (a)	957	2,718
Upland Software, Inc. (a)	1,863	45,923
Verint Systems, Inc. (a) (b)	15,690	622,108
Zynga, Inc. - Class A (a)	120,219	433,991
		5,708,435

Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	24,995	128,724
Concurrent Computer Corporation	25,802	173,906
Quantum Corporation (a)	6,648	53,849
		356,479

Materials - 4.8%
Chemicals - 0.8%
A. Schulman, Inc.	687	18,068
Advanced Emissions Solutions, Inc.	312	3,354
Balchem Corporation	41	3,182
Core Molding Technologies, Inc. (a)	5,334	101,719
GCP Applied Technologies, Inc. (a)	3,520	106,656
Hawkins, Inc.	324	14,564
Huntsman Corporation (b)	15,848	421,874
Innophos Holdings, Inc.	686	28,654
Minerals Technologies, Inc.	240	16,992

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Chemicals - 0.8% (Continued)
Olin Corporation	12,791	$377,079
Orion Engineered Carbons S.A.	2,279	47,859
Platform Specialty Products Corporation (a)	100	1,401
PolyOne Corporation	3,355	122,726
Stepan Company (b)	1,662	136,566
Trecora Resources (a)	13,794	159,321
Tredegar Corporation	1,119	16,897
Valhi, Inc.	16,669	53,507
		1,630,419

Construction Materials - 0.4%
Eagle Materials, Inc.	574	54,013
Summit Materials, Inc. - Class A (a)	22,521	640,497
United States Lime & Minerals, Inc.	361	29,321
		723,831

Containers & Packaging - 0.5%
Berry Global Group, Inc. (a)	7,401	415,048
Myers Industries, Inc.	22,549	383,333
UFP Technologies, Inc. (a)	1,408	40,621
WestRock Company	1,372	78,780
		917,782

Metals & Mining - 2.7%
Alcoa Corporation	7,514	273,510
Alexco Resource Corporation (a)	1,459	1,970
Ampco-Pittsburgh Corporation	12,164	175,770
AuRico Metals, Inc. (a)	7,127	6,745
Carpenter Technology Corporation (b)	11,445	462,721
Cliffs Natural Resources, Inc. (a)	85,422	659,458
Coeur Mining, Inc. (a)	289	2,393
Commercial Metals Company (b)	8,040	149,544
Constellium N.V. - Class A (a) (b)	68,180	599,984
Dominion Diamond Corporation (b)	6,308	88,817
Ferroglobe plc (b)	42,548	543,763
Fortuna Silver Mines, Inc. (a)	4,304	21,477
Handy & Harman Ltd. (a)	1,077	35,649
Hudbay Minerals, Inc.	657	5,125
Kaiser Aluminum Corporation	1,250	121,612
New Gold, Inc. (a)	5,924	19,845
Reliance Steel & Aluminum Company	5,916	428,082
Richmont Mines, Inc. (a)	2,920	24,382
Schnitzer Steel Industries, Inc. - Class A (b)	20,764	535,711
SunCoke Energy, Inc. (a) (b)	35,553	318,199
Synalloy Corporation (a)	6,930	78,309
Trilogy Metals, Inc. (a)	16,600	17,098
United States Steel Corporation	21,671	509,052
Universal Stainless & Alloy Products, Inc. (a)	8,549	162,431
		5,241,647

Paper & Forest Products - 0.4%
Boise Cascade Company (a)	19,529	592,705
Mercer International, Inc.	3,650	40,150
Neenah Paper, Inc.	259	20,694
Resolute Forest Products, Inc. (a)	11,307	52,578

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Materials - 4.8% (Continued)
Paper & Forest Products - 0.4% (Continued)
Schweitzer-Mauduit International, Inc.	727	$27,931
		734,058

Real Estate - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
Agree Realty Corporation	60	2,950
American Homes 4 Rent - Class A	5,761	132,561
Apartment Investment & Management Company - Class A	8,249	375,742
BRT Apartments Corporation (a)	927	7,411
CBL & Associates Properties, Inc.	85,769	753,909
CorEnergy Infrastructure Trust, Inc.	26,544	945,232
DDR Corporation	50,879	518,457
DuPont Fabros Technology, Inc.	1,288	80,281
First Potomac Realty Trust	45,363	504,890
GEO Group, Inc. (The)	27,095	795,238
Hudson Pacific Properties, Inc.	26,691	873,330
InfraREIT, Inc.	37,848	851,201
Kilroy Realty Corporation	9,322	647,040
Kite Realty Group Trust	47,492	975,011
Life Storage, Inc.	12,114	884,807
Piedmont Office Realty Trust, Inc. - Class A	2,312	48,575
Retail Properties of America, Inc. - Class A	93	1,230
Spirit Realty Capital, Inc.	7,463	59,182
TIER REIT, Inc.	41,262	762,522
UMH Properties, Inc.	255	4,218
VEREIT, Inc.	109,625	910,984
Washington Prime Group, Inc.	66,795	602,491
		10,737,262

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.8%
Alaska Communications Systems Group, Inc. (a)	49,035	110,329
ATN International, Inc.	240	13,920
Hawaiian Telcom Holdco, Inc. (a)	734	21,462
IDT Corporation - Class B	5,101	75,546
Level 3 Communications, Inc. (a)	7,345	431,005
Lumos Networks Corporation (a)	7,195	128,862
Vonage Holdings Corporation (a)	97,994	647,740
		1,428,864

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems, Inc. (b)	34,596	983,564

Utilities - 1.0%
Electric Utilities - 0.1%
ALLETE, Inc. (b)	1,750	128,223
El Paso Electric Company	402	20,864
Exelon Corporation	424	16,256
IDACORP, Inc.	169	14,595
MGE Energy, Inc.	277	18,434
NRG Yield, Inc. - Class A	1,219	22,222
PPL Corporation	155	5,941

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

COMMON STOCKS - 91.8% (Continued)	Shares	Value
Utilities - 1.0% (Continued)
Electric Utilities - 0.1% (Continued)
Unitil Corporation	194	$9,846
		236,381

Gas Utilities - 0.2%
Gas Natural, Inc.	13,779	178,438
Southwest Gas Holdings, Inc.	1,652	132,325
		310,763

Independent Power and Renewable Electricity Producers - 0.2%
AES Corporation	3,445	38,515
Atlantic Power Corporation (a)	7,128	16,394
Dynegy, Inc. (a)	168	1,509
Ormat Technologies, Inc.	5,198	308,241
TerraForm Global, Inc. - Class A (a)	1,545	7,880
		372,539

Multi-Utilities - 0.4%
MDU Resources Group, Inc.	16,357	431,007
Vectren Corporation	6,576	395,283
		826,290

Water Utilities - 0.1%
Artesian Resources Corporation - Class A	469	18,240
California Water Service Group	3,061	119,073
SJW Group	814	43,036
		180,349

Total Common Stocks (Cost $167,293,817)		$175,377,106

INVESTMENT COMPANIES - 4.0%	Shares	Value
Adams Diversified Equity Fund, Inc.	11,187	$165,344
Adams Natural Resources Fund, Inc.	8,371	159,970
Alliance California Municipal Income Fund, Inc.	1,497	20,644
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	46	614
Alpine Global Dynamic Dividend Fund	71	753
Alpine Global Premier Properties Fund	20,035	130,027
Alpine Total Dynamic Dividend Fund	11,644	102,933
Apollo Tactical Income Fund, Inc.	900	14,850
Bancroft Fund Ltd.	19	423
BlackRock Corporate High Yield Fund, Inc.	10,019	113,615
BlackRock Investment Quality Municipal Trust, Inc.	1,100	17,028
BlackRock Muni Intermediate Duration Fund, Inc.	5,000	70,900
BlackRock MuniYield Michigan Quality Fund, Inc.	8,139	115,492
BlackRock New York Municipal Income Quality Trust	82	1,115
BlackRock Resources & Commodities Strategy Trust	18,987	163,858
Blackstone/GSO Long-Short Credit Income Fund	100	1,618
Boulder Growth & Income Fund, Inc.	16,550	163,680
Brookfield Global Listed Infrastructure Income Fund, Inc.	8,654	118,819
CBRE Clarion Global Real Estate Income Fund	20,134	158,253
Central and Eastern Europe Fund, Inc.	1,196	27,006
China Fund, Inc. (The)	8,516	166,828
ClearBridge Energy MLP Opportunity Fund, Inc.	91	1,148
Clough Global Dividend and Income Fund	2,357	32,687
Cohen & Steers Closed-End Opportunity Fund, Inc.	443	5,834

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

INVESTMENT COMPANIES - 4.0% (Continued)	Shares	Value
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	1,600	$17,104
Cohen & Steers Quality Income Realty Fund, Inc.	44	578
Cohen & Steers REIT and Preferred Income Fund, Inc.	52	1,090
Cushing Renaissance Fund (The)	1,341	23,910
Delaware Enhanced Global Dividend & Income Fund	14,198	166,401
Diversified Real Asset Income Fund	5,663	100,915
Dividend and Income Fund	13,033	164,998
DTF Tax-Free Income, Inc.	3,202	47,230
Eagle Growth & Income Opportunities Fund	5,121	87,876
Eaton Vance California Municipal Income Trust	11,890	151,479
Eaton Vance Municipal Bond Fund II	500	6,350
Eaton Vance New York Municipal Bond Fund	389	4,936
Eaton Vance New York Municipal Income Trust	90	1,193
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	14,130	160,799
Ellsworth Growth and Income Fund Ltd.	6,519	61,344
First Trust Enhanced Equity Income Fund	2	30
First Trust Strategic High Income Fund II	1,566	21,533
First Trust/Aberdeen Emerging Opportunity Fund	1,506	25,542
First Trust/Aberdeen Global Opportunity Income Fund	5,400	63,504
Firsthand Technology Value Fund, Inc.	783	6,287
Franklin Universal Trust	1,296	9,383
Gabelli Global Small and Mid Cap Value Trust (The)	21	269
Gabelli Healthcare & WellnessRx Trust (The)	2,881	30,625
GAMCO Natural Resources, Gold & Income Trust	3	21
GDL Fund (The)	16,013	164,133
General American Investors Company, Inc.	4,753	166,688
Goldman Sachs MLP Energy and Renaissance Fund	59	432
India Fund, Inc. (The)	4,408	125,937
Insight Select Income Fund	1	9
Invesco Pennsylvania Value Municipal Income Trust	13,266	166,621
Invesco Value Municipal Income Trust	95	1,456
Japan Smaller Capitalization Fund, Inc.	5,041	60,442
Korea Fund, Inc. (The)	1,000	41,450
Lazard World Dividend & Income Fund, Inc.	2,219	24,964
Legg Mason BW Global Income Opportunities Fund, Inc.	10,383	141,313
Liberty All-Star Equity Fund	27,574	157,723
Macquarie Global Infrastructure Total Return Fund, Inc.	5,987	150,453
Morgan Stanley Asia-Pacific Fund, Inc.	978	16,871
Morgan Stanley China A Share Fund, Inc.	6,772	150,880
Morgan Stanley Emerging Markets Debt Fund, Inc.	8	81
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,227	52,120
Morgan Stanley Emerging Markets Fund, Inc.	582	9,801
Morgan Stanley India Investment Fund, Inc.	2,125	74,758
Neuberger Berman MLP Income Fund, Inc.	87	861
New Germany Fund, Inc. (The)	3,961	68,208
New Ireland Fund, Inc. (The)	1,300	18,018
Nuveen AMT-Free Quality Municipal Income Fund	1	13
Nuveen Build America Bond Fund	79	1,675
Nuveen Connecticut Quality Municipal Income Fund	11,610	144,545
Nuveen Global High Income Fund	2,719	47,147
Nuveen Intermediate Duration Quality Municipal Term Fund	96	1,271

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

INVESTMENT COMPANIES - 4.0% (Continued)	Shares	Value
Nuveen Maryland Quality Municipal Income Fund	12,615	$165,761
Nuveen Michigan Quality Municipal Income Fund	11,939	167,146
Nuveen New Jersey Quality Municipal Income Fund	11,887	165,348
Nuveen New York AMT-Free Quality Municipal Income Fund	11,241	149,955
Nuveen North Carolina Quality Municipal Income Fund	11,393	153,919
Nuveen Ohio Quality Municipal Income Fund	8,433	128,182
Nuveen Pennsylvania Quality Municipal Income Fund	12,222	166,830
Nuveen Quality Municipal Income Fund	7,212	103,348
Nuveen Real Asset Income and Growth Fund	1,050	18,953
Nuveen Short Duration Credit Opportunities Fund	1,100	19,525
Nuveen Virginia Quality Municipal Income Fund	2,379	31,593
Pioneer Municipal High Income Advantage Trust	1,537	17,875
RMR Real Estate Income Fund	6,882	151,474
Royce Global Value Trust, Inc.	9,595	95,566
Royce Value Trust, Inc.	4,244	63,490
Salient Midstream & MLP Fund	3,288	39,292
Swiss Helvetia Fund, Inc. (The)	4,789	60,629
Tekla World Healthcare Fund	22	328
Templeton Dragon Fund, Inc.	6,104	131,236
Templeton Emerging Markets Fund	9,893	157,793
Templeton Emerging Markets Income Fund	13,400	152,760
Templeton Global Income Fund	17,749	118,563
Tortoise Pipeline & Energy Fund, Inc.	94	1,880
Tortoise Power and Energy Infrastructure Fund, Inc.	2,000	42,700
Tri-Continental Corporation	6,380	159,819
Turkish Investment Fund, Inc. (The)	444	4,511
Virtus Total Return Fund, Inc.	12,281	154,004
Voya Asia Pacific High Dividend Equity Income Fund	3,370	36,059
Voya Emerging Markets High Income Dividend Equity Fund	63	588
Voya Natural Resources Equity Income Fund	863	5,290
Wells Fargo Multi-Sector Income Fund	66	897
Western Asset Municipal High Income Fund, Inc.	1,400	10,654
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,300	81,468
Western Asset/Claymore Inflation-Linked Securities & Income Fund	9,672	110,938
Total Investment Companies (Cost $7,003,760)		$7,563,080

RIGHTS - 0.0%	Shares	Value
InterOil Corporation (d) (Cost $0)	901	$0

WARRANTS - 0.0%	Shares	Value
Imperial Holdings, Inc. (d) (Cost $0)	1,663	$0

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS – (Continued)

CORPORATE BONDS - 0.0% (c)	Par Value	Value
Mueller Industries, Inc., 6.00%, due 03/01/2027 (Cost $21,000)	$21,000	$21,473

Total Investments at Value - 95.8% (Cost $174,318,577)		$182,961,659

Other Assets in Excess of Liabilities - 4.2% (e)		7,982,006

Net Assets - 100.0%		$190,943,665

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees.  The total value of such securities was $0 as of July 31, 2017, representing 0.0% of net assets (Note 1).

(e)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2017 (Unaudited)

COMMON STOCKS - 79.8%	Shares	Value
Consumer Discretionary - 14.7%
Auto Components - 0.8%
Ballard Power Systems, Inc.	21,399	$62,699
China Automotive Systems, Inc.	640	3,091
China XD Plastics Company Ltd.	13	60
Cooper Tire & Rubber Company	120	4,386
Gentex Corporation	19,681	334,970
Horizon Global Corporation	37,223	518,889
SORL Auto Parts, Inc.	82,253	567,546
		1,491,641
Automobiles - 0.2%
Tesla, Inc.	1,070	346,113
Workhorse Group, Inc.	11,893	34,846
		380,959
Distributors - 0.0% (a)
KBS Fashion Group Ltd.	99	262
Weyco Group, Inc.	58	1,617
		1,879
Diversified Consumer Services - 0.7%
2U, Inc.	14,510	750,893
Ascent Capital Group, Inc.	126	2,129
Cambium Learning Group, Inc.	1,670	8,216
Collectors Universe, Inc.	31	771
H&R Block, Inc.	11,937	364,079
Liberty Tax, Inc.	42	592
Lincoln Educational Services Corporation	1,596	4,964
Weight Watchers International, Inc.	4,718	168,999
		1,300,643
Hotels, Restaurants & Leisure - 2.3%
Amaya, Inc.	1,689	29,895
Bojangles', Inc.	10,262	136,485
Bravo Brio Restaurant Group, Inc.	605	2,087
Caesars Entertainment Corporation	1,365	16,858
Chipotle Mexican Grill, Inc.	743	255,421
Chuy's Holdings, Inc.	13,157	309,847
Diversified Restaurant Holdings, Inc.	1,320	2,917
Domino's Pizza, Inc.	700	130,550
Drive Shack, Inc.	165,987	507,920
Fogo de Chao, Inc.	135	1,829
Gaming Partners International Corporation	1,202	12,789
Hilton Worldwide Holdings, Inc.	14	875
Jamba, Inc.	60,536	527,269
Lindblad Expeditions Holdings, Inc.	354	3,544
Luby's, Inc.	1,398	4,012
Noodles & Company	33,631	129,479
ONE Group Hospitality, Inc. (The)	17,578	32,344
Papa Murphy's Holdings, Inc.	29,570	125,968
Planet Fitness, Inc. - Class A	21,961	497,636
Red Lion Hotels Corporation	2,650	18,948
Red Robin Gourmet Burgers, Inc.	89	5,322
Ruby Tuesday, Inc.	56,981	115,102
SeaWorld Entertainment, Inc.	34,903	536,808

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Consumer Discretionary - 14.7% (Continued)
Hotels, Restaurants & Leisure - 2.3% (Continued)
Shake Shack, Inc. - Class A	15,269	$504,030
Wingstop, Inc.	17,474	524,395
Zoe's Kitchen, Inc.	1,315	14,873
		4,447,203
Household Durables - 2.1%
Garmin Ltd.	5,989	300,588
GoPro, Inc. - Class A	78,422	646,197
Green Brick Partners, Inc.	100	1,125
iRobot Corporation	5,108	538,945
LGI Homes, Inc.	13,015	576,565
New Home Company, Inc. (The)	79	854
Newell Brands, Inc.	7,017	369,936
Skyline Corporation	8,974	67,036
Tempur Sealy International, Inc.	8,491	489,676
TRI Pointe Homes, Inc.	38,356	510,135
UCP, Inc. - Class A	427	4,761
Universal Electronics, Inc.	7,652	523,779
William Lyon Homes - Class A	258	5,833
		4,035,430
Internet & Direct Marketing Retail - 0.8%
CafePress, Inc.	238	438
Duluth Holdings, Inc. - Class B	4,805	93,121
Gaia, Inc.	11,485	138,394
HSN, Inc.	13,211	523,816
Lands' End, Inc.	7,116	96,066
Netflix, Inc.	1,987	360,958
TripAdvisor, Inc.	8,078	315,204
		1,527,997
Leisure Products - 0.9%
American Outdoor Brands Corporation	24,684	510,218
Escalade, Inc.	264	3,260
JAKKS Pacific, Inc.	15,417	50,876
Marine Products Corporation	74	1,075
Mattel, Inc.	2,071	41,462
Polaris Industries, Inc.	4,106	368,144
Sturm Ruger & Company, Inc.	10,719	617,414
		1,592,449
Media - 2.1%
AMC Entertainment Holdings, Inc. - Class A	24,767	505,247
Beasley Broadcasting Group, Inc. - Class A	13,800	144,900
Central European Media Enterprises Ltd. - Class A	81	352
Cinemark Holdings, Inc.	97	3,773
Clear Channel Outdoor Holdings, Inc. - Class A	90,614	459,413
Daily Journal Corporation	532	108,954
E.W. Scripps Company (The) - Class A	230	4,520
Entercom Communications Corporation - Class A	9,318	91,782
Entravision Communications Corporation - Class A	23	150
Eros International plc	14,153	141,530
Global Eagle Entertainment, Inc.	194	613
Lee Enterprises, Inc.	82,105	151,894
Liberty Broadband - Series C	14	1,389

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Consumer Discretionary - 14.7% (Continued)
Media - 2.1% (Continued)
Liberty Global plc - LiLAC - Class A	17,445	$448,685
Lions Gate Entertainment Corporation - Class A	12,206	358,856
Lions Gate Entertainment Corporation - Class B	75	2,063
McClatchy Company (The) - Class A	334	2,672
Meredith Corporation	113	6,718
Pandora Media, Inc.	103,861	929,556
Regal Entertainment Group - Class A	8,465	161,004
Saga Communications, Inc. - Class A	85	3,302
Sirius XM Holdings, Inc.	62,264	364,867
Urban One, Inc.	79,514	151,077
Xcel Brands, Inc.	906	3,352
		4,046,669
Multi-Line Retail - 0.3%
Fred's, Inc. - Class A	13,909	94,164
J.C. Penney Company, Inc.	17,086	92,435
Nordstrom, Inc.	7,413	360,049
Sears Holdings Corporation	10,215	89,075
		635,723
Specialty Retail - 3.8%
Abercrombie & Fitch Company - Class A	55,727	548,354
America's Car-Mart, Inc.	150	5,880
Ascena Retail Group, Inc.	237,940	556,780
AutoZone, Inc.	613	330,910
Barnes & Noble Education, Inc.	69,585	503,100
Big 5 Sporting Goods Corporation	568	6,106
Boot Barn Holdings, Inc.	73,827	591,354
Buckle, Inc. (The)	8,085	138,253
CarMax, Inc.	5,460	361,725
Conn's, Inc.	1,076	23,026
DAVIDsTEA, Inc.	327	1,962
Destination Maternity Corporation	704	1,077
Destination XL Group, Inc.	75,900	151,800
Express, Inc.	2,630	15,938
GNC Holdings, Inc. - Class A	45,089	428,796
Lumber Liquidators Holdings, Inc.	168	4,151
Monro Muffler Brake, Inc.	11,466	534,316
Murphy USA, Inc.	4,773	361,459
O'Reilly Automotive, Inc.	1,803	368,353
Pier 1 Imports, Inc.	191	880
Rent-A-Center, Inc.	1,716	22,686
RH	673	43,832
Sally Beauty Holdings, Inc.	25,853	523,006
Sears Hometown and Outlet Stores, Inc.	34,035	76,579
Signet Jewelers Ltd.	5,824	356,196
Sportman's Warehouse Holdings, Inc.	80,378	364,112
Tile Shop Holdings, Inc.	36,923	539,076
Tractor Supply Company	5,382	302,038
Winmark Corporation	34	4,524
		7,166,269
Textiles, Apparel & Luxury Goods - 0.7%
Cherokee, Inc.	24,865	130,541

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Consumer Discretionary - 14.7% (Continued)
Textiles, Apparel & Luxury Goods - 0.7% (Continued)
Deckers Outdoor Corporation	309	$20,042
Delta Apparel, Inc.	272	5,720
Differential Brands Group, Inc.	1,174	2,289
Fossil Group, Inc.	308	3,465
G-III Apparel Group Ltd.	21,094	549,077
Iconix Brand Group, Inc.	705	4,702
Kingold Jewelry, Inc.	89,254	145,484
lululemon athletica, inc.	5,905	363,984
NIKE, Inc. - Class B	1,438	84,914
Sequential Brands Group, Inc.	13,250	42,533
VF Corporation	777	48,322
		1,401,073
Consumer Staples - 3.3%
Beverages - 0.3%
Boston Beer Company, Inc. - Class A	323	50,646
Castle Brands, Inc.	242,836	434,677
MGP Ingredients, Inc.	166	9,787
National Beverage Corporation	290	29,615
New Age Beverages Corporation	6,939	33,932
		558,657
Food & Staples Retailing - 0.2%
Casey's General Stores, Inc.	3,273	349,393

Food Products - 1.5%
Alico, Inc.	121	3,654
Amplify Snack Brands, Inc.	60,485	632,673
B&G Foods, Inc.	14,883	539,509
Blue Buffalo Pet Products, Inc.	180	4,027
Calavo Growers, Inc.	82	6,072
Cal-Maine Foods, Inc.	18,179	693,529
Hormel Foods Corporation	10,574	361,314
Post Holdings, Inc.	555	46,176
S&W Seed Company	39,283	137,490
Sanderson Farms, Inc.	66	8,629
Tyson Foods, Inc. - Class A	5,593	354,372
		2,787,445
Household Products - 0.5%
Church & Dwight Company, Inc.	610	32,543
Orchids Paper Products Company	42,491	478,449
WD-40 Company	4,841	516,293
		1,027,285
Personal Products - 0.8%
22nd Century Group, Inc.	16,677	29,185
China-Biotics, Inc. (b)	535,467	0
Coty, Inc. - Class A	17,847	365,506
e.l.f. Beauty, Inc.	20,188	512,169
Natural Health Trends Corporation	1,358	33,447
Nature's Sunshine Products, Inc.	11,841	149,789
Neptune Technologies & Bioresources, Inc.	3,703	3,259
Revlon, Inc. - Class A	24,234	473,775
Shineco, Inc.	3,800	8,056

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Consumer Staples - 3.3% (Continued)
Personal Products - 0.8% (Continued)
United-Guardian, Inc.	3,272	$51,534
		1,626,720
Tobacco - 0.0% (a)
Alliance One International, Inc.	219	3,329
Turning Point Brands, Inc.	45	694
		4,023
Energy - 5.7%
Energy Equipment & Services - 2.0%
Aspen Aerogels, Inc.	85	392
Bristow Group, Inc.	1,174	8,652
CARBO Ceramics, Inc.	92,383	653,148
Diamond Offshore Drilling, Inc.	14,304	177,656
Dril-Quip, Inc.	134	5,976
Eco-Stim Energy Solutions, Inc.	30,924	44,840
Fairmount Santrol Holdings, Inc.	1,949	5,691
Frank's International N.V.	10,670	86,427
Geospace Technologies Corporation	290	4,463
Helmerich & Payne, Inc.	6,628	335,509
Hornbeck Offshore Services, Inc.	1,626	4,098
ION Geophysical Corporation	24,632	87,444
Key Energy Services, Inc.	1,875	35,287
Nabors Industries Ltd.	41,855	322,702
Nordic American Offshore Ltd.	121,774	146,129
North American Energy Partners, Inc.	207	880
Oil States International, Inc.	20	497
Parker Drilling Company	2,047	2,456
PHI, Inc.	198	1,921
Pioneer Energy Services Corporation	3,526	7,757
Precision Drilling Corporation	140,350	409,822
RPC, Inc.	16,939	350,807
Smart Sand, Inc.	81,775	538,079
US Silica Holdings, Inc.	18,701	544,760
		3,775,393
Oil, Gas & Consumable Fuels - 3.7%
Aegean Marine Petroleum Network, Inc.	16,693	82,630
Amyris, Inc.	274	1,110
Apache Corporation	6,571	325,133
Approach Resources, Inc.	59,839	187,296
Ardmore Shipping Corporation	83	660
Basic Energy Services, Inc.	208	4,659
Baytex Energy Corporation	34,050	95,000
Bonanza Creek Energy, Inc.	210	6,098
California Resources Corporation	6,812	55,314
Centennial Resource Development, Inc. - Class A	21,203	355,786
Centrus Energy Corporation - Class A	161	676
Chesapeake Energy Corporation	64,428	319,563
Cobalt International Energy, Inc.	59,227	152,806
Denbury Resources, Inc.	4,124	6,021
DHT Holdings, Inc.	908	3,777
Earthstone Energy, Inc. - Class A	311	3,070
EP Energy Corporation - Class A	10,170	34,375

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Oil, Gas & Consumable Fuels - 3.7% (Continued)
Erin Energy Corporation	6,233	$10,908
Evolution Petroleum Corporation	3,372	28,999
Extraction Oil & Gas, Inc.	26,846	326,984
Frontline Ltd.	16,351	93,691
Halcon Resources Corporation	76,424	501,341
Hallador Energy Company	665	4,582
Jones Energy, Inc. - Class A	92,000	138,000
Kosmos Energy Ltd.	55,167	364,102
Lilis Energy, Inc.	5,222	23,656
Lonestar Resources US, Inc. - Class A	721	2,841
Navigator Holdings Ltd.	6,732	71,696
Nordic American Tankers Ltd.	57,212	336,407
Northern Oil & Gas, Inc.	112,444	140,555
Obsidian Energy Ltd.	26,650	31,447
PBF Energy, Inc. - Class A	16,351	372,312
Pengrowth Energy Corporation	55	40
Renewable Energy Group, Inc.	2,640	33,000
Resolute Energy Corporation	15,665	531,983
Rice Energy, Inc.	11,696	327,137
Sanchez Energy Corporation	110,110	621,020
Ship Finance International Ltd.	2,642	35,931
SRC Energy, Inc.	14,604	124,280
StealthGas, Inc.	589	1,767
Teekay Corporation	66,132	648,094
Torchlight Energy Resources, Inc.	1,302	1,849
Uranium Energy Corporation	21,862	34,979
WildHorse Resource Development Corporation	41,469	548,220
Zion Oil & Gas, Inc.	18,234	73,118
		7,062,913
Financials - 5.0%
Banks - 1.5%
1st Constitution Bancorp	8	137
Ames National Corporation	35	1,036
ASB Bancorp, Inc.	85	3,757
Bank of America Corporation	14,228	343,179
Bank of Commerce Holdings	268	2,774
BCB Bancorp, Inc.	39	585
CapStar Financial Holdings, Inc.	677	11,915
City Holding Company	130	8,532
Civista Bancshares, Inc.	83	1,697
Codorus Valley Bancorp, Inc.	20	559
Columbia Banking System, Inc.	140	5,578
Commerce Union Bancshares, Inc.	240	5,878
Community Bank System, Inc.	18,507	1,016,034
County Bancorp, Inc.	112	2,799
CVB Financial Corporation	2,592	55,832
Enterprise Financial Services Corporation	43	1,701
Farmers National Banc Corporation	60	825
First Bancshares, Inc. (The)	5,188	143,967
First Bank/Hamilton NJ	789	10,139
First Community Bancshares, Inc.	129	3,511

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Banks - 1.5% (Continued)
First Merchants Corporation	109	$4,408
German American Bancorp, Inc.	168	6,019
Glacier Bancorp, Inc.	162	5,657
Investar Holding Corporation	3,352	75,923
JPMorgan Chase & Company	3,770	346,086
Lakeland Financial Corporation	202	9,292
LegacyTexas Financial Group, Inc.	24	929
Live Oak Bancshares, Inc.	243	6,136
Mackinac Financial Corporation	290	4,217
National Bankshares, Inc.	3,777	145,414
National Commerce Corporation	57	2,286
Northrim BanCorp, Inc.	60	1,749
OFG Bancorp	2,351	23,627
Opus Bank	752	17,898
Pacific Mercantile Bancorp	74	585
Pacific Premier Bancorp, Inc.	10	359
Parke Bancorp, Inc.	69	1,394
Peoples Financial Services Corporation	5	214
Porter Bancorp, Inc.	1,816	20,194
Republic First Bancorp, Inc.	500	4,450
S&T Bancorp, Inc.	118	4,470
ServisFirst Bancshares, Inc.	156	5,669
Southern First Bancshares, Inc.	18	663
Southside Bancshares, Inc.	166	5,767
Stock Yards Bancorp, Inc.	172	6,166
Summit Financial Group, Inc.	77	1,678
Tompkins Financial Corporation	672	52,893
Two River Bancorp	15	274
Union Bankshares, Inc.	3,258	142,863
United Bankshares, Inc.	40	1,380
West Bancorporation, Inc.	101	2,323
Westamerica Bancorporation	7,043	385,393
		2,906,811
Capital Markets - 1.0%
American Capital Senior Floating Ltd.	149	1,900
CM Finance, Inc.	195	1,999
Cohen & Steers, Inc.	150	6,060
Cowen, Inc.	5,833	93,328
Federated Investors, Inc. - Class B	11,773	339,416
Fifth Street Asset Management, Inc.	33,465	137,206
Fifth Street Finance Corporation	85,265	451,905
Fifth Street Senior Floating Rate Corporation	107	903
Financial Engines, Inc.	3,457	132,922
Goldman Sachs BDC, Inc.	705	15,891
Great Elm Capital Corporation	35	374
Greenhill & Company, Inc.	295	5,457
Hennessey Advisors, Inc.	7,743	122,649
Ladenburg Thalmann Financial Services, Inc.	665	1,516
MFC Bancorp Ltd.	2,465	21,766
OFS Capital Corporation	121	1,705
OHA Investment Corporation	921	1,151

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Capital Markets - 1.0% (Continued)
Prospect Capital Corporation	530	$4,330
Safeguard Scientifics, Inc.	134	1,595
Stellus Capital Investment Corporation	138	1,884
TICC Capital Corporation	24	157
Virtu Financial, Inc. - Class A	31,704	524,701
Virtus Investment Partners, Inc.	80	9,424
Waddell & Reed Financial, Inc. - Class A	288	5,953
WisdomTree Investments, Inc.	2,937	30,662
		1,914,854
Consumer Finance - 0.6%
Credit Acceptance Corporation	1,459	363,437
Encore Capital Group, Inc.	9,255	371,125
Enova International, Inc.	648	9,396
EZCORP, Inc. - Class A	3,303	25,763
FirstCash, Inc.	73	4,245
PRA Group, Inc.	2,243	87,926
Regional Management Corporation	444	10,652
World Acceptance Corporation	2,306	174,264
		1,046,808
Diversified Financial Services - 0.0% (a)
A-Mark Precious Metals, Inc.	132	1,989
Medallion Financial Corporation	27,513	69,883
NewStar Financial, Inc.	398	4,354
On Deck Capital, Inc.	350	1,505
		77,731
Insurance - 0.9%
Ambac Financial Group, Inc.	20,882	426,619
Argo Group International Holdings Ltd.	15	899
Assurant, Inc.	42	4,421
Atlas Financial Holdings, Inc.	273	4,218
Baldwin & Lyons, Inc. - Class B	108	2,527
Citizens, Inc.	23,977	193,015
Conifer Holdings, Inc.	2,465	17,008
Crawford & Company - Class B	8,806	79,078
HCI Group, Inc.	230	10,371
Health Insurance Innovations, Inc. - Class A	1,072	30,070
Heritage Insurance Holdings, Inc.	396	4,994
Mercury General Corporation	3,551	212,669
OneBeacon Insurance Group Ltd. - Class A	222	4,067
RLI Corporation	9,613	558,131
United Insurance Holdings Corporation	207	3,304
Universal Insurance Holdings, Inc.	1,263	30,122
W.R. Berkley Corporation	1,147	79,109
WMIH Corporation	116,769	134,284
		1,794,906

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Financials - 5.0% (Continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Great Ajax Corporation	96	$1,336
New York Mortgage Trust, Inc.	877	5,543
Orchid Island Capital, Inc.	8,493	80,938
		87,817
Thrifts & Mortgage Finance - 0.9%
Banc of California, Inc.	25,606	526,203
Bear State Financial, Inc.	111	1,030
BofI Holding, Inc.	7,681	214,069
Charter Financial Corporation	161	2,895
Clifton Bancorp, Inc.	919	15,338
Greene County Bancorp, Inc.	716	17,542
Impac Mortgage Holdings, Inc.	21,880	321,855
LendingTree, Inc.	141	31,105
Nationstar Mortgage Holdings, Inc.	7,188	128,162
Northwest Bancshares, Inc.	1,641	26,420
Ocwen Financial Corporation	145,218	416,776
Oritani Financial Corporation	525	8,715
People's United Financial, Inc.	183	3,192
Riverview Bancorp, Inc.	133	1,009
Southern Missouri Bancorp, Inc.	13	421
Walter Investment Management Corporation	3,574	2,902
WSFS Financial Corporation	10	452
		1,718,086
Health Care - 16.9%
Biotechnology - 7.2%
Abeona Therapeutics, Inc.	7,269	61,423
AC Immune S.A.	9,507	69,686
Adamas Pharmaceuticals, Inc.	534	9,265
ADMA Biologics, Inc.	71	245
Aduro Biotech, Inc.	2,365	30,390
Advaxis, Inc.	66,652	431,239
Aeglea BioTherapeutics, Inc.	709	2,418
Agios Pharmaceuticals, Inc.	6,456	361,149
Alder Biopharmaceuticals, Inc.	47,324	508,733
Aldeyra Therapeutics, Inc.	733	3,482
Alnylam Pharmaceuticals, Inc.	3,518	291,079
AnaptysBio, Inc.	1,343	32,675
Anavex Life Sciences Corporation	6,186	25,115
Arbutus Biopharma Corporation	39,953	137,838
ArQule, Inc.	69,989	81,187
Asterias Biotherapeutics, Inc.	341	1,211
Atara Biotherapeutics, Inc.	33,530	511,333
Athersys, Inc.	16,141	24,050
aTyr Pharma, Inc.	25,205	86,957
Audentes Therapeutics, Inc.	83	1,668
Aurinia Pharmaceuticals, Inc.	90,758	572,683
AVEO Pharmaceuticals, Inc.	32,894	83,880

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Health Care - 16.9% (Continued)
Biotechnology - 7.2% (Continued)
Calithera Biosciences, Inc.	1,028	$15,728
Cara Therapeutics, Inc.	34,304	481,628
Cascadian Therapeutics, Inc.	27,167	111,113
Cidara Therapeutics, Inc.	9,834	68,838
Clovis Oncology, Inc.	335	28,411
Codexis, Inc.	55,206	298,112
Conatus Pharmaceuticals, Inc.	15,959	88,253
Corbus Pharmaceuticals Holdings, Inc.	16,057	95,539
Dynavax Technologies Corporation	3,471	55,015
Eagle Pharmaceuticals, Inc.	59	2,900
Editas Medicine, Inc.	3,453	58,425
Esperion Therapeutics, Inc.	11,166	505,708
Galectin Therapeutics, Inc.	8,790	17,668
Geron Corporation	15,550	41,208
GlycoMimetics, Inc.	8,030	91,703
GTx, Inc.	28,625	158,869
Heron Therapeutics, Inc.	33,081	524,334
ImmunoGen, Inc.	10,361	61,544
Immunomedics, Inc.	61,255	524,343
Incyte Corporation	2,735	364,548
Infinity Pharmaceuticals, Inc.	147	210
Inovio Pharmaceuticals, Inc.	5,777	32,120
Insys Therapeutics, Inc.	8,282	94,912
Intellia Therapeutics, Inc.	15,847	266,864
Intrexon Corporation	17,822	384,777
Juno Therapeutics, Inc.	12,666	360,094
Kadmon Holdings, Inc.	82,582	203,978
Kindred Biosciences, Inc.	354	2,584
Lexicon Pharmaceuticals, Inc.	10,121	164,972
Ligand Pharmaceuticals, Inc.	55	6,650
MacroGenics, Inc.	80	1,322
MannKind Corporation	44,804	58,245
Matinas BioPharma Holdings, Inc.	25,433	28,485
MediciNova, Inc.	8,483	44,196
Merrimack Pharmaceuticals, Inc.	421,343	560,386
Merus N.V.	9,151	147,148
MiMedx Group, Inc.	9,403	140,669
Mirati Therapeutics, Inc.	398	1,990
Myriad Genetics, Inc.	431	10,460
NantKwest, Inc.	23,662	152,857
NewLink Genetics Corporation	336	2,426
Novavax, Inc.	70,572	73,395
Nymox Pharmaceutical Corporation	4,757	17,886
Omeros Corporation	28,722	602,013
Oncobiologics, Inc.	1,427	1,427
OncoMed Pharmaceuticals, Inc.	12,026	38,964
Ophthotech Corporation	1,410	3,384
Organovo Holdings, Inc.	13,981	32,716
OvaScience, Inc.	62,388	94,830
Pieris Pharmaceuticals, Inc.	8,317	43,248
Pluristem Therapeutics, Inc.	2,107	2,486

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Health Care - 16.9% (Continued)
Biotechnology - 7.2% (Continued)
ProQR Therapeutics N.V.	966	$5,072
Protagonist Therapeutics, Inc.	25,694	313,210
Protalix BioTherapeutics, Inc.	27,274	18,546
Proteostasis Therapeutics, Inc.	577	1,639
Puma Biotechnology, Inc.	18	1,711
Quintiles IMS Holdings, Inc.	360	32,598
Radius Health, Inc.	12,772	562,351
Regulus Therapeutics, Inc.	108,932	114,379
Retrophin, Inc.	285	5,768
Rigel Pharmaceuticals, Inc.	885	2,098
Sarepta Therapeutics, Inc.	5,285	203,895
Seattle Genetics, Inc.	5,527	279,114
Sorrento Therapeutics, Inc.	9,644	18,806
Stonebridge Biopharma plc	7,112	56,540
Sunesis Pharmaceuticals, Inc.	1,350	3,564
Synergy Pharmaceuticals, Inc.	123,180	477,938
Syros Pharmaceuticals, Inc.	223	5,089
T2 Biosystems, Inc.	43,971	115,644
TESARO, Inc.	2,643	337,405
TG Therapeutics, Inc.	48,344	555,956
Tracon Pharmaceuticals, Inc.	201	472
vTv Therapeutics, Inc. - Class A	1,559	6,797
XBiotech, Inc.	6,880	31,579
ZIOPHARM Oncology, Inc.	21,545	119,144
		13,766,602
Health Care Equipment & Supplies - 3.7%
Accuray, Inc.	68	289
Alere, Inc.	67	3,376
Align Technology, Inc.	2,308	385,967
Antares Pharma, Inc.	5,548	17,421
Baxter International, Inc.	7	423
BIOLASE, Inc.	4,853	4,174
Bovie Medical Corporation	494	1,250
Cerus Corporation	231,000	522,060
Check-Cap Ltd.	1,096	2,017
Cogentix Medical, Inc.	21	43
ConforMIS, Inc.	186	932
CRH Medical Corporation	46,852	152,269
CytoSorbents Corporation	4,917	24,585
DexCom, Inc.	5,087	338,845
Digirad Corporation	292	1,197
Entellus Medical, Inc.	31,059	545,085
GenMark Diagnostics, Inc.	44,317	524,270
ICU Medical, Inc.	2,974	511,231
IDEXX Laboratories, Inc.	2,232	371,539
Integra LifeSciences Holdings Corporation	44	2,185
Intuitive Surgical, Inc.	390	365,921
InVivo Therapeutics Holdings Corporation	42,414	76,345
iRadimed Corporation	698	6,875
Lantheus Holdings, Inc.	187	3,450
Neovasc, Inc.	58,611	64,472

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Health Care - 16.9% (Continued)
Health Care Equipment & Supplies - 3.7% (Continued)
Nevro Corporation	6,117	$526,429
NovoCure Ltd.	1,505	31,003
Obalon Therapeutics, Inc.	16,331	138,814
Oxford Immunotec Global plc	7	118
Pulse Biosciences, Inc.	25,559	496,611
Quotient Ltd.	346	1,910
ResMed, Inc.	4,686	361,384
Rockwell Medical, Inc.	902	6,431
Senseonics Holdings, Inc.	203,780	505,374
Tandem Diabetes Care, Inc.	1,518	732
ViewRay, Inc.	130,217	615,926
Viveve Medical, Inc.	75,449	498,718
VolitionRX Ltd.	2,101	6,345
		7,116,016
Health Care Providers & Services - 1.7%
AAC Holdings, Inc.	43,555	273,090
Acadia Healthcare Company, Inc.	7,374	390,306
Alliance HealthCare Services, Inc.	264	3,498
American Renal Associates Holdings, Inc.	231	3,950
Anthem, Inc.	20	3,724
BioScrip, Inc.	188,343	544,311
Civitas Solutions, Inc.	858	15,315
Community Health Systems, Inc.	2,332	16,674
Fulgent Genetics, Inc.	23,295	145,361
InfuSystems Holdings, Inc.	6,051	11,194
MEDNAX, Inc.	16,658	782,593
Nobilis Health Corporation	19,290	26,041
Patterson Companies, Inc.	396	16,521
Quorum Health Corporation	58	198
Sharps Compliance Corporation	13,623	63,892
Surgery Partners, Inc.	188	3,732
Teladoc, Inc.	15,846	519,749
Tenet Healthcare Corporation	44	763
Triple-S Management Corporation - Class B	68	1,053
Trupanion, Inc.	5,015	119,457
Universal Health Services, Inc. - Class B	2,990	331,382
Veracyte, Inc.	500	4,000
		3,276,804
Health Care Services - 0.2%
Envision Healthcare Corporation	6,143	346,650

Health Care Technology - 0.9%
athenahealth, Inc.	2,575	356,174
Computer Programs & Systems, Inc.	1,467	44,963
Evolent Health, Inc. - Class A	20,648	510,006
HTG Molecular Diagnostics, Inc.	607	1,414
iCAD, Inc.	674	2,629
Inovalon Holdings, Inc. - Class A	2,743	34,836
NantHealth, Inc.	119,709	512,354
Vocera Communications, Inc.	6,888	187,836
		1,650,212

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Health Care - 16.9% (Continued)
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc.	23,070	$605,588
Bio-Techne Corporation	3,120	361,639
Compugen Ltd.	10,574	42,825
Fluidigm Corporation	9,782	36,780
Pacific Biosciences of California, Inc.	157,500	513,450
		1,560,282
Pharmaceuticals - 2.4%
AcelRx Pharmaceuticals, Inc.	18,909	73,745
Achaogen, Inc.	11,430	217,284
Adamis Pharmaceuticals Corporation	20,213	92,980
Agile Therapeutics, Inc.	27,435	130,042
Allergan plc	1,352	341,150
Assembly Biosciences, Inc.	87	1,950
Clearside Biomedical, Inc.	23,139	199,458
Collegium Pharmaceutical, Inc.	46,450	556,006
Concordia International Corporation	18,297	26,165
Egalet Corporation	100,000	132,000
Flex Pharma, Inc.	441	1,874
Foamix Pharmaceuticals Ltd.	528	2,777
KemPharm, Inc.	26,873	90,025
Lannett Company, Inc.	4,785	97,375
Lipocine, Inc.	335	1,698
Mallinckrodt plc	7,790	356,782
Medicines Company (The)	143	5,498
Neos Therapeutics, Inc.	39,021	251,685
Ocular Therapeutix, Inc.	94,767	599,875
Reata Pharmaceuticals, Inc. - Class A	2,592	75,894
Revance Therapeutics, Inc.	2,084	47,411
SteadyMed Ltd.	22,489	142,805
Teligent, Inc.	9,635	75,924
TherapeuticsMD, Inc.	113,481	641,168
Theravance Biopharma, Inc.	160	5,141
Wave Life Sciences Ltd.	13,134	260,710
Zynerba Pharmaceuticals, Inc.	5,758	81,188
		4,508,610
Industrials - 10.3%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc.	21,974	540,341
CPI Aerostructures, Inc.	9,963	94,649
Cubic Corporation	106	5,051
HEICO Corporation	2,447	196,665
KEYW Holding Corporation (The)	50,197	443,240
National Presto Industries, Inc.	1,984	224,390
TransDigm Group, Inc.	1,285	362,550
Triumph Group, Inc.	18,614	476,518
		2,343,404
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc.	13,638	186,159

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Airlines - 0.2%
Copa Holdings S.A. - Class A	2,892	$362,830

Building Products - 0.7%
Advanced Drainage Systems, Inc.	1,853	38,079
Apogee Enterprises, Inc.	999	52,038
Armstrong Flooring, Inc.	162	2,813
Insteel Industries, Inc.	18,828	495,553
Lennox International, Inc.	1,882	321,822
Patrick Industries, Inc.	2,492	189,641
Simpson Manufacturing Company, Inc.	5,380	238,280
		1,338,226
Commercial Services & Supplies - 1.4%
Acme United Corporation	3	83
Aqua Metals, Inc.	45,611	532,737
ARC Document Solutions, Inc.	161	557
Atento S.A.	16	190
Avery Dennison Corporation	43	3,996
Cenveo, Inc.	7,934	47,604
CompX International, Inc.	258	3,741
Covanta Holding Corporation	38,625	583,238
Interface, Inc.	35	663
Intersections, Inc.	25,849	113,477
Mobile Mini, Inc.	473	14,568
Performant Financial Corporation	40,073	80,146
R.R. Donnelley & Sons Company	42	519
Ritchie Bros. Auctioneers, Inc.	18,341	517,767
Rollins, Inc.	7,880	342,071
Team, Inc.	34,639	497,070
Tetra Tech, Inc.	9	427
Virco Mfg. Corporation	3,634	19,805
		2,758,659
Construction & Engineering - 0.9%
Ameresco, Inc. - Class A	3,472	22,741
Chicago Bridge & Iron Company N.V.	32,490	608,863
HC2 Holdings, Inc.	179	1,076
Northwest Pipe Company	282	4,261
NV5 Global, Inc.	12,643	525,317
Orion Group Holdings, Inc.	75	526
Quanta Services, Inc.	543	18,315
Tutor Perini Corporation	220	5,852
Willdan Group, Inc.	15,413	518,031
		1,704,982
Electrical Equipment - 1.1%
Acuity Brands, Inc.	1,785	361,730
American Superconductor Corporation	41,194	131,409
Broadwind Energy, Inc.	563	2,488
Energous Corporation	40,519	596,845
Energy Focus, Inc.	31	68
Enphase Energy, Inc.	754	705
FuelCell Energy, Inc.	5,543	8,592
Generac Holdings, Inc.	166	5,971

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Electrical Equipment - 1.1% (Continued)
Highpower International, Inc.	11,805	$58,435
Plug Power, Inc.	266,147	601,492
Polar Power, Inc.	24,686	129,601
Revolution Lighting Technology, Inc.	14,510	107,229
Sunrun, Inc.	10,315	77,672
Ultralife Corporation	683	4,713
		2,086,950
Industrial Conglomerates - 0.2%
General Electric Company	13,268	339,793

Machinery - 2.5%
Actuant Corporation - Class A	207	5,009
American Railcar Industries, Inc.	2,725	100,198
ARC Group Worldwide, Inc.	13,245	38,410
Astec Industries, Inc.	9,530	479,073
Blue Bird Corporation	1	18
CIRCOR International, Inc.	143	7,159
DMC Global, Inc.	10,921	151,802
Douglas Dynamics, Inc.	12,872	409,330
Eastern Company (The)	56	1,630
Energy Recovery, Inc.	1,155	8,778
ExOne Company (The)	39,177	441,525
Greenbrier Companies, Inc. (The)	2,671	120,195
Hardinge, Inc.	283	3,424
Key Technology, Inc.	2,501	35,764
Kornit Digital Ltd.	26,683	552,338
Lincoln Electric Holdings, Inc.	50	4,363
Lindsay Corporation	2,087	191,315
Navistar International Corporation	17,949	552,291
Omega Flex, Inc.	2,717	163,129
Perma-Pipe International Holdings, Inc.	831	6,565
Proto Labs, Inc.	1,213	89,641
Supreme Industries, Inc. - Class A	1,281	19,266
Twin Disc, Inc.	5,259	88,982
Wabash National Corporation	8,066	153,899
Wabtec Corporation	4,364	328,871
Westport Fuel Systems, Inc.	337,182	583,325
Xerium Technologies, Inc.	20,766	150,969
		4,687,269
Marine - 0.1%
Diana Shipping, Inc.	170	658
Eagle Bulk Shipping, Inc.	7,998	34,631
Genco Shipping & Trading Ltd.	2,352	23,943
Golden Ocean Group Ltd.	3,794	27,279
Navios Maritime Holdings, Inc.	12,654	15,565
Seaspan Corporation	11,192	74,986
Star Bulk Carriers Corporation	9,250	92,870
		269,932
Professional Services - 1.0%
Acacia Research Corporation	18,360	63,342
BG Staffing, Inc.	190	3,166

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Industrials - 10.3% (Continued)
Professional Services - 1.0% (Continued)
CDI Corporation	437	$3,605
Cogint, Inc.	108,387	476,903
FTI Consulting, Inc.	1,477	48,460
Hill International, Inc.	2,504	12,645
Huron Consulting Group, Inc.	3,141	111,506
Nielsen Holdings plc	8,809	378,875
Pendrell Corporation	4,342	30,307
Verisk Analytics, Inc.	2,615	228,185
WageWorks, Inc.	8,021	522,969
		1,879,963
Road & Rail - 0.4%
AMERCO	946	367,578
Avis Budget Group, Inc.	259	7,972
Celadon Group, Inc.	19,588	89,125
CSX Corporation	2,416	119,205
Heartland Express, Inc.	1,314	27,765
Hertz Global Holdings, Inc.	324	4,429
P.A.M. Transportation Services, Inc.	46	806
Student Transportation, Inc.	875	5,163
Universal Logistics Holdings, Inc.	10,421	151,626
		773,669
Trading Companies & Distributors - 0.5%
EnviroStar, Inc.	20,870	529,055
GATX Corporation	1,791	110,738
Houston Wire & Cable Company	62	356
Huttig Building Products, Inc.	449	3,201
Neff Corporation - Class A	114	2,394
Nexeo Solutions, Inc.	113	941
W.W. Grainger, Inc.	1,836	306,135
Willis Lease Finance Corporation	75	1,896
		954,716
Transportation Infrastructure - 0.0% (a)
Pingtan Marine Enterprise Ltd.	6,141	24,318

Information Technology - 13.0%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc.	5,937	578,798
Arista Networks, Inc.	2,388	356,505
Bel Fuse, Inc. - Class B	17	429
Calix, Inc.	491	3,363
Ceragon Networks Ltd.	233	545
ClearOne, Inc.	188	1,842
Extreme Networks, Inc.	376	3,305
Harmonic, Inc.	20,223	82,914
Infinera Corporation	921	10,803
Inseego Corporation	105,871	124,928
MRV Communications, Inc.	155	1,542
Napco Security Technologies, Inc.	978	8,949
Network-1 Technologies, Inc.	13,884	59,701
Numerex Corporation - Class A	32,427	153,542
Oclaro, Inc.	79	773

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Communications Equipment - 1.5% (Continued)
Palo Alto Networks, Inc.	2,688	$354,225
PC-TEL, Inc.	579	4,117
Quarterhill, Inc.	2,272	3,249
Resonant, Inc.	30,068	143,424
ShoreTel, Inc.	64,759	482,455
Sierra Wireless, Inc.	40	1,180
Ubiquiti Networks, Inc.	9,821	535,245
		2,911,834
Electronic Equipment, Instruments & Components - 1.2%
Agilysys, Inc.	12,192	122,652
Anixter International, Inc.	24	1,890
Avnet, Inc.	564	21,646
Clearfield, Inc.	1,240	14,260
ClearSign Combustion Corporation	40,000	132,000
Cognex Corporation	3,821	363,224
CUI Global, Inc.	2,695	8,651
eMagin Corporation	1,401	3,643
Fitbit, Inc. - Class A	984	5,077
Identiv, Inc.	286	1,461
Knowles Corporation	5,582	84,567
LightPath Technologies, Inc. - Class A	903	2,330
MicroVision, Inc.	237,196	538,435
MTS Systems Corporation	9,595	505,657
Neonode, Inc.	3,890	4,474
Netlist, Inc.	110,421	132,505
PAR Technology Corporation	93	833
Radisys Corporation	56,566	138,021
SuperCom Ltd.	13,294	46,263
TTM Technologies, Inc.	509	8,846
Vishay Intertechnology, Inc.	6,330	112,991
		2,249,426
Internet Software & Services - 2.2%
Angie's List, Inc.	43,748	524,101
AppFolio, Inc. - Class A	17	594
Benefitfocus, Inc.	198	7,078
Care.com, Inc.	55	799
Chegg, Inc.	47,904	663,470
Cimpress N.V.	5,783	510,292
Coupa Software, Inc.	1,406	43,206
CYREN Ltd.	16,071	27,321
Gogo, Inc.	6,020	73,324
Internap Corporation	1,796	6,825
iPass, Inc.	60,777	74,148
Leaf Group Ltd.	222	1,676
Liquidity Services, Inc.	19,091	129,819
Marin Software, Inc.	15,314	18,377
MINDBODY, Inc. - Class A	65	1,687
NIC, Inc.	13,454	218,627
Nutanix, Inc. - Class A	8,273	175,760
Ominto, Inc.	5,204	29,246
Piksel, Inc. - Series A-2 (b)	346,880	0

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Internet Software & Services - 2.2% (Continued)
Quotient Technology, Inc.	505	$5,858
Reis, Inc.	7,172	153,481
Remark Holdings, Inc	25,552	74,101
Rocket Fuel, Inc.	178,932	465,223
Shutterstock, Inc.	211	8,892
Stamps.com, Inc.	38	5,628
StarTek, Inc.	316	3,887
Trade Desk, Inc. (The) - Class A	355	18,925
Tremor Video, Inc.	942	1,969
TrueCar, Inc.	2,939	55,635
Tucows, Inc. - Class A	1,023	55,907
Twilio, Inc. - Class A	20,843	607,990
Twitter, Inc.	19,596	315,300
		4,279,146
IT Services - 1.6%
ALJ Regional Holdings, Inc.	924	2,837
Cardtronics plc - Class A	16,271	509,282
China Customer Relations Centers, Inc.	402	5,897
Edgewater Technology, Inc.	28	199
FleetCor Technologies, Inc.	2,391	363,575
Forrester Research, Inc.	42	1,714
Information Services Group, Inc.	18,209	73,382
Mattersight Corporation	53,404	154,872
ModusLink Global Solutions, Inc.	1,196	2,009
MoneyGram International, Inc.	30,435	496,699
Square, Inc. - Class A	14,005	369,032
Syntel, Inc.	20,397	397,538
Unisys Corporation	2,506	32,077
Western Union Company (The)	18,011	355,717
WEX, Inc.	3,262	354,514
		3,119,344
Semiconductors & Semiconductor Equipment - 2.9%
Acacia Communications, Inc.	14,408	630,638
Advanced Micro Devices, Inc.	25,708	349,886
Aehr Test Systems	18,025	72,821
Amtech Systems, Inc.	501	4,424
Camtek Ltd.	2,619	13,776
Canadian Solar, Inc.	2,104	35,642
CyberOptics Corporation	75	1,237
Everspin Technologies, Inc.	23,658	459,912
Impinj, Inc.	11,128	546,830
Inphi Corporation	13,763	528,499
MACOM Technology Solutions Holdings, Inc.	8,455	511,950
NeoPhotonics Corporation	64,316	519,030
Nova Measuring Instruments Ltd.	98	2,285
NVE Corporation	4	316
NVIDIA Corporation	2,244	364,672
PDF Solutions, Inc.	7,840	125,832
Pixelworks, Inc.	829	3,847
QuickLogic Corporation	101,200	145,728
Sigma Designs, Inc.	2,906	18,889

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Information Technology - 13.0% (Continued)
Semiconductors & Semiconductor Equipment - 2.9% (Continued)
SunPower Corporation	56,634	$630,903
Veeco Instruments, Inc.	7	216
Xperi Corporation	17,114	500,584
		5,467,917
Software - 3.0%
8x8, Inc.	22,804	289,611
A10 Networks, Inc.	16,815	118,882
Attunity Ltd.	102	745
Autodesk, Inc.	3,255	360,621
CyberArk Software Ltd.	11,887	495,450
Digimarc Corporation	20,148	631,640
Digital Turbine, Inc.	112,270	124,620
Ebix, Inc.	17,970	1,037,767
ePlus, Inc.	4	324
Exa Corporation	3,437	48,565
FireEye, Inc.	23,374	341,962
Globant S.A.	5,115	235,137
Guidance Software, Inc.	566	4,002
Imperva, Inc.	362	16,308
MobileIron, Inc.	723	3,272
Model N, Inc.	202	2,666
Net 1 UEPS Technologies, Inc.	172	1,665
NetSol Technologies, Inc.	1,100	4,867
PolarityTE, Inc.	1,895	37,729
PROS Holdings, Inc.	1,332	38,402
QAD, Inc. - Class A	30	940
Sapiens International Corporation N.V.	34,733	414,365
Seachange International, Inc.	957	2,718
SITO Mobile Ltd.	44,544	204,902
Synchronoss Technologies, Inc.	220	3,714
Telenav, Inc.	1,411	10,582
TiVo Corporation	28,214	552,994
Ultimate Software Group, Inc. (The)	361	81,481
VirnetX Holding Corporation	55,038	189,881
Workday, Inc. - Class A	3,535	360,959
		5,616,771
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corporation	3,101	52,097
Apple, Inc.	2,192	326,016
CPI Card Group, Inc.	49,380	145,671
Diebold Nixdorf, Inc.	23,279	544,728
Eastman Kodak Company	220	2,090
Electronics For Imaging, Inc.	633	30,751
On Track Innovations Ltd.	2,023	2,893
		1,104,246
Materials - 3.9%
Chemicals - 0.7%
Advanced Emissions Solutions, Inc.	312	3,354
Balchem Corporation	41	3,182
BioAmber, Inc.	53,228	108,053
China Green Agriculture, Inc.	1,818	2,254

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Materials - 3.9% (Continued)
Chemicals - 0.7% (Continued)
Flotek Industries, Inc.	71,443	$601,550
LSB Industries, Inc.	4,239	30,012
Marrone Bio Innovations, Inc.	2,286	2,629
NL Industries, Inc.	25,660	200,148
Platform Specialty Products Corporation	23,430	328,254
Rayonier Advanced Materials, Inc.	1,218	18,160
Senomyx, Inc.	3,637	2,884
Westlake Chemical Corporation	447	31,451
		1,331,931
Construction Materials - 0.3%
Forterra, Inc.	61,463	548,864
U.S. Concrete, Inc.	105	8,227
		557,091
Containers & Packaging - 0.3%
Ball Corporation	8,191	343,203
Packaging Corporation of America	3,005	328,987
		672,190
Metals & Mining - 2.4%
Alexco Resource Corporation	1,492	2,014
Alio Gold, Inc.	24,739	103,904
Allegheny Technologies, Inc.	1,432	27,122
Asanko Gold, Inc.	28,301	35,659
Avino Silver & Gold Mines Ltd.	82,611	150,352
Century Aluminum Company	445	7,467
Coeur Mining, Inc.	289	2,393
Compass Minerals International, Inc.	658	45,435
Endeavour Silver Corporation	8,397	25,611
Energy Fuels, Inc.	264	470
Exeter Resource Corporation	4,288	6,432
First Majestic Silver Corporation	6,331	52,104
Gold Standard Ventures Corporation	245,597	417,515
Great Panther Silver Ltd.	18,815	24,459
Hecla Mining Company	3,562	19,270
Hudbay Minerals, Inc.	657	5,125
Klondex Mines Ltd.	161,022	513,660
McEwen Mining, Inc.	223,045	582,147
Mountain Province Diamonds, Inc.	30,928	123,712
Northern Dynasty Minerals Ltd.	436,560	615,550
NOVAGOLD Resources, Inc.	6,338	28,331
Pershing Gold Corporation	26	82
Pretium Resources, Inc.	1,075	10,331
Royal Gold, Inc.	27	2,340
Sandstorm Gold Ltd.	20,347	84,033
Seabridge Gold, Inc.	56,641	659,868
Tahoe Resources, Inc.	164,404	899,290
TimkenSteel Corporation	2,836	45,064
Universal Stainless & Alloy Products, Inc.	3	57
Vista Gold Corporation	3,622	3,053
Western Copper & Gold Corporation	13,581	16,703
		4,509,553

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Materials - 3.9% (Continued)
Paper & Forest Products - 0.2%
Verso Corporation – Class A	89,824	$429,359

Real Estate - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Acadia Realty Trust	11,306	336,240
Agree Realty Corporation	10,255	504,238
AvalonBay Communities, Inc.	370	71,170
Community Healthcare Trust, Inc.	4,578	116,144
CyrusOne, Inc.	12,266	732,403
Digital Realty Trust, Inc.	5,170	596,308
Easterly Government Properties, Inc.	13,932	278,501
EPR Properties	1,263	91,416
Essex Property Trust, Inc.	879	230,034
Federal Realty Investment Trust	3,444	456,778
Gladstone Commercial Corporation	24,728	526,212
Investors Real Estate Trust	30,466	189,499
Liberty Property Trust	13,752	577,859
Mid-America Apartment Communities, Inc.	3,059	316,698
National Health Investors, Inc.	2,605	201,236
One Liberty Properties, Inc.	767	18,853
Public Storage	2,318	476,511
Realty Income Corporation	9,755	556,620
Regency Centers Corporation	3,834	253,887
Retail Properties of America, Inc. - Class A	93	1,230
STAG Industrial, Inc.	6,826	186,282
UDR, Inc.	15,085	589,673
Ventas, Inc.	8,570	577,190
Welltower, Inc.	10,296	755,623
		8,640,605
Real Estate Management & Development - 0.0% (a)
Griffin Industrial Realty, Inc.	113	3,638

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.7%
Aware, Inc.	3,434	15,796
CenturyLink, Inc.	3,403	79,188
Consolidated Communications Holdings, Inc.	1,341	24,138
Frontier Communications Corporation	41,232	631,262
Globalstar, Inc.	48,626	89,958
Iridium Communications, Inc.	14,885	148,106
magicJack VocalTec Ltd.	30,401	223,447
pdvWireless, Inc.	6,071	149,954
Straight Path Communications, Inc. - Class B	167	29,960
Windstream Holdings, Inc.	1,481	5,613
Zayo Group Holdings, Inc.	73	2,394
		1,399,816
Wireless Telecommunication Services - 0.5%
Shenandoah Telecommunications Company	17,841	548,611
Sprint Corporation	44,226	352,923
		901,534

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 79.8% (Continued)	Shares	Value
Utilities - 1.3%
Electric Utilities - 0.5%
ALLETE, Inc.	16	$1,172
Southern Company (The)	7,281	348,979
Spark Energy, Inc. - Class A	28,244	587,475
		937,626
Gas Utilities - 0.1%
Northwest Natural Gas Company	105	6,625
RGC Resources, Inc.	5,048	135,539
		142,164
Independent Power and Renewable Electricity Producers - 0.0% (a)
Calpine Corporation	989	14,222
Dynegy, Inc.	168	1,509
TerraForm Power, Inc. - Class A	2,056	27,550
U.S. Geothermal, Inc.	101	445
Vivint Solar, Inc.	6,551	33,738
		77,464
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	165	4,651
Dominion Resources, Inc.	4,623	356,803
SCANA Corporation	5,212	335,497
		696,951
Water Utilities - 0.3%
AquaVenture Holdings Ltd.	510	8,155
Cadiz, Inc.	41,042	533,546
Pure Cycle Corporation	15,862	117,379
		659,080

Total Securities Sold Short - 79.8% (Proceeds $166,207,667)		$152,410,509

(a)	Percentage rounds to less than 0.1%.
(b)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees.  The total value of such securities was $0 as of July 31, 2017, representing 0.0% of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/16/2017	197	$2,235,950	$107,467
CBOE Volatility Index (VIX) Future	09/20/2017	279	3,501,450	(15,214)
E-Mini S&P 500 Future	09/15/2017	186	22,959,375	(177,702)
Total Futures Contracts Sold Short			$28,696,775	$(85,449)

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary - 12.9%
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	6,409	$94,469
Cooper-Standard Holdings, Inc. (a)	776	79,354
Dorman Products, Inc. (a)	887	69,257
Shiloh Industries, Inc. (a)	7,753	57,527
Stoneridge, Inc. (a)	6,978	106,484
Tenneco, Inc.	3,191	176,462
Tower International, Inc.	8,666	214,050
		797,603
Automobiles - 0.3%
Rush Enterprises, Inc. - Class B (a)	2,255	91,733
Winnebago Industries, Inc.	2,281	83,941
		175,674
Distributors - 0.1%
Core-Mark Holding Company, Inc.	1,959	71,837

Diversified Consumer Services - 0.6%
Capella Education Company	1,420	97,554
Career Education Corporation (a)	1,957	16,458
Collectors Universe, Inc.	2,371	58,991
K12, Inc. (a)	13,530	239,616
		412,619
Hotels, Restaurants & Leisure - 2.9%
Bloomin' Brands, Inc.	9,555	166,544
Century Casinos, Inc. (a)	5,432	39,056
ClubCorp Holdings, Inc.	3,420	57,969
Dave & Buster's Entertainment, Inc. (a)	2,835	176,082
Fogo de Chao, Inc. (a)	17,107	231,800
Golden Entertainment, Inc. (a)	3,768	77,546
Habit Restaurants, Inc. (The) - Class A (a)	1,785	29,363
International Speedway Corporation - Class A	2,148	76,899
Intrawest Resorts Holdings, Inc. (a)	13,271	315,186
Jack in the Box, Inc.	1,878	174,203
La Quinta Holdings, Inc. (a)	3,941	58,760
Marcus Corporation (The)	3,501	95,227
Red Robin Gourmet Burgers, Inc. (a)	338	20,212
Ruth's Hospitality Group, Inc.	2,917	58,340
Shake Shack, Inc. - Class A (a)	529	17,462
Speedway Motorsports, Inc.	5,861	124,605
Texas Roadhouse, Inc.	3,671	173,638
		1,892,892
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	1,546	57,511
Cavco Industries, Inc. (a)	590	76,936
CSS Industries, Inc.	2,789	74,661
Flexsteel Industries, Inc.	1,990	111,400
Helen of Troy Ltd. (a)	601	60,551
Hooker Furniture Corporation	1,908	80,517
Hovnanian Enterprises, Inc. - Class A (a)	27,369	60,212
La-Z-Boy, Inc.	5,081	171,738
Lennar Corporation - Class B	1,729	76,889

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Household Durables - 1.8% (Continued)
Lifetime Brands, Inc.	2,328	$44,116
MDC Holdings, Inc.	2,041	69,986
New Home Company, Inc. (The) (a)	5,354	57,877
Taylor Morrison Home Corporation - Class A (a)	11,316	255,968
		1,198,362
Internet & Direct Marketing Retail - 0.3%
Overstock.com, Inc. (a)	2,958	47,328
Travelport Worldwide Ltd.	10,933	156,342
		203,670
Leisure Products - 0.8%
Black Diamond, Inc. (a)	13,221	85,936
Callaway Golf Company	13,523	172,148
Johnson Outdoors, Inc. - Class A	5,265	265,988
		524,072
Media - 2.2%
Entravision Communication Corporation - Class A	14,197	92,280
Global Sources Ltd. (a)	3,830	75,068
Liberty Braves Group - Series A (a)	3,324	83,898
Liberty Braves Group - Series C (a)	2,343	59,114
Liberty Broadband Corporation - Series A (a)	653	64,595
MSG Networks, Inc. - Class A (a)	11,240	240,536
National CineMedia, Inc.	10,227	73,123
New York Times Company (The) - Class A	9,594	182,286
News Corporation - Class B	4,032	59,270
Reading International, Inc. - Class A (a)	3,654	58,318
Salem Media Group, Inc.	31	222
Scholastic Corporation	2,245	93,010
Time, Inc.	5,630	79,102
Townsquare Media, Inc. - Class A (a)	3,557	39,340
tronc, Inc. (a)	17,215	219,836
		1,419,998
Multi-Line Retail - 0.2%
Big Lots, Inc.	1,949	96,807
Dillard's, Inc. - Class A	1,027	75,813
		172,620
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	3,089	166,806
Caleres, Inc.	6,070	165,590
Citi Trends, Inc.	9,409	208,410
Conn's, Inc. (a)	1,217	26,044
Five Below, Inc. (a)	5,171	249,811
Office Depot, Inc.	41,659	244,538
Pier 1 Imports, Inc.	16,805	77,471
Rent-A-Center, Inc.	5,564	73,556
Sonic Automotive, Inc. - Class A	4,429	80,386
West Marine, Inc.	4,515	58,198
Winmark Corporation	187	24,880
		1,375,690
Textiles, Apparel & Luxury Goods - 0.4%
Unifi, Inc. (a)	1,917	62,801

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Consumer Discretionary - 12.9% (Continued)
Textiles, Apparel & Luxury Goods - 0.4% (Continued)
Wolverine World Wide, Inc.	6,838	$192,832
		255,633
Consumer Staples - 3.2%
Beverages - 0.6%
Boston Beer Company, Inc. (The) - Class A (a)	553	86,710
Coca-Cola Bottling Company Consolidated	1,085	260,498
Craft Brew Alliance, Inc. (a)	2,428	42,490
		389,698
Food & Staples Retailing - 0.6%
Ingles Markets, Inc. - Class A	3,446	101,657
Performance Food Group Company (a)	6,600	190,080
Smart & Final Stores, Inc. (a)	9,259	79,627
		371,364
Food Products - 1.1%
Darling Ingredients, Inc. (a)	14,865	241,853
J & J Snack Foods Corporation	1,844	242,302
Omega Protein Corporation	3,672	58,752
Seneca Foods Corporation - Class A (a)	5,387	154,607
		697,514
Household Products - 0.4%
Central Garden & Pet Company - Class A (a)	1,189	36,574
HRG Group, Inc. (a)	10,499	173,968
Oil-Dri Corporation of America	2,057	85,078
		295,620
Personal Products - 0.4%
Inter Parfums, Inc.	845	32,786
Medifast, Inc.	3,710	158,380
Nutraceutical International Corporation	1,955	81,719
		272,885
Tobacco - 0.1%
Vector Group Ltd.	3,188	64,174

Energy - 5.2%
Energy Equipment & Services - 2.1%
Archrock, Inc.	18,004	197,144
C&J Energy Services, Inc. (a)	5,296	171,273
Exterran Corporation (a)	2,125	58,841
Fairmount Santrol Holdings, Inc. (a)	13,040	38,077
Mammoth Energy Services, Inc. (a)	3,989	58,519
Matrix Service Company (a)	22,131	229,056
Natural Gas Services Group, Inc. (a)	9,552	238,322
Noble Corporation plc	16,556	66,224
RigNet, Inc. (a)	6,758	128,064
SEACOR Holdings, Inc. (a)	4,176	142,360
Smart Sand, Inc. (a)	9,775	64,319
		1,392,199
Oil, Gas & Consumable Fuels - 3.1%
Abraxas Petroleum Corporation (a)	50,192	89,342
Adams Resources & Energy, Inc.	29	1,102
Bonanza Creek Energy, Inc. (a)	2,207	64,091
California Resources Corporation (a)	7,111	57,741

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil, Gas & Consumable Fuels - 3.1% (Continued)
Contango Oil & Gas Company (a)	9,428	$56,568
CVR Energy, Inc.	6,619	125,165
Eclipse Resources Corporation (a)	68,192	191,620
Gulfport Energy Corporation (a)	4,497	56,752
Halcon Resources Corporation (a)	8,834	57,951
International Seaways, Inc. (a)	6,688	152,553
Jones Energy, Inc. - Class A (a)	13,460	20,190
Matador Resources Company (a)	1,485	36,026
Midstates Petroleum Company, Inc. (a)	4,311	61,130
Navios Maritime Acquisition Corporation	56,078	79,070
Oasis Petroleum, Inc. (a)	30,804	239,655
Overseas Shipholding Group, Inc. - Class A (a)	32,402	99,798
Pacific Ethanol, Inc. (a)	35,580	222,375
REX American Resources Corporation (a)	1,690	168,966
Ring Energy, Inc. (a)	5,837	76,231
Teekay Corporation	7,853	76,960
W&T Offshore, Inc. (a)	32,642	63,978
World Fuel Services Corporation	1,717	55,528
		2,052,792
Financials - 16.3%
Banks - 7.9%
ASB Bancorp, Inc. (a)	93	4,111
Bankwell Financial Group, Inc. (a)	629	20,637
Banner Corporation	1,258	72,675
Berkshire Hills Bancorp, Inc.	6,450	239,617
Camden National Corporation	821	34,482
Capital Bank Financial Corporation - Class A	1,567	59,546
CenterState Banks, Inc.	9,425	235,531
Central Pacific Financial Corporation	1,853	57,313
Central Valley Community Bancorp	2,659	58,445
Century Bancorp, Inc. - Class A	85	5,669
Chemical Financial Corporation	3,734	179,941
ConnectOne Bancorp, Inc.	2,506	56,385
CU Bancorp (a)	1,581	58,339
Customers Bancorp, Inc. (a)	683	20,387
Eagle Bancorp, Inc. (a)	3,924	245,054
Enterprise Financial Services Corporation	1,492	59,009
Fidelity Southern Corporation	1,294	27,252
Financial Institutions, Inc.	1,992	58,565
First Busey Corporation	4,322	126,375
First Citizens BancShares, Inc. - Class A	486	178,858
First Commonwealth Financial Corporation	12,542	163,422
First Horizon National Corporation	1	4
First Interstate BancSystem, Inc. - Class A	8,868	324,125
First of Long Island Corporation (The)	3,436	96,036
First South Bancorp, Inc. (a)	3,448	59,340
Franklin Financial Network, Inc. (a)	1,063	36,727
Great Southern Bancorp, Inc.	1,126	58,496
Green Bancorp, Inc. (a)	3,220	72,289
Hanmi Financial Corporation	2,057	58,933
Hilltop Holdings, Inc.	4,303	107,704

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 16.3% (Continued)
Banks - 7.9% (Continued)
HomeTrust Bancshares, Inc. (a)	2,492	$60,182
Hope Bancorp, Inc.	7,658	135,010
IBERIABANK Corporation	2,182	176,415
Independent Bank Corporation (Michigan)	3,746	79,415
Independent Bank Corporation (Rockland, MA)	1,580	112,733
Independent Bank Group, Inc.	796	48,039
Investors Bancorp, Inc.	14,164	188,098
Lakeland Bancorp, Inc.	2,123	41,080
MainSource Financial Group, Inc.	1,733	60,551
Mercantile Bank Corporation	1,808	57,531
Midland States Bancorp, Inc.	1,115	35,412
Old Line Bancshares, Inc.	2,142	58,005
Old National Bancorp	4,040	65,852
Park Sterling Corporation	6,666	77,459
Peapack-Gladstone Financial Corporation	2,880	90,058
People's Utah Bancorp	2,187	60,799
Preferred Bank	2,787	156,490
QCR Holdings, Inc.	1,277	58,678
Republic Bancorp, Inc. - Class A	1,141	40,962
Sandy Spring Bancorp, Inc.	119	4,765
Seacoast Banking Corporation of Florida (a)	7,142	166,908
Sierra Bancorp	2,371	64,965
Simmons First National Corporation - Class A	2,459	134,138
Southern National Bancorp of Virginia, Inc.	3,524	59,626
Southwest Bancorp, Inc.	2,247	58,647
Sterling Bancorp	4,638	107,138
TriCo Bancshares	1,502	55,424
Triumph Bancorp, Inc. (a)	2,104	59,754
United Community Financial Corporation	6,419	59,055
WashingtonFirst Bankshares, Inc.	1,716	58,756
		5,207,212
Capital Markets - 1.5%
Diamond Hill Investment Group, Inc.	294	58,065
Houlihan Lokey, Inc.	6,555	243,715
INTL FCStone, Inc. (a)	3,552	138,990
OM Asset Management plc	17,321	261,027
Piper Jaffray Companies	1,144	71,386
Stifel Financial Corporation (a)	3,801	193,281
		966,464
Consumer Finance - 0.6%
FirstCash, Inc.	35	2,035
LendingClub Corporation (a)	25,382	128,687
Nelnet, Inc. - Class A	5,079	249,328
		380,050
Diversified Financial Services - 0.4%
Bank of N.T. Butterfield & Son Ltd. (The)	5,034	171,609
PHH Corporation (a)	1,863	25,672
PICO Holdings, Inc. (a)	4,504	73,190
		270,471
Insurance - 2.9%
American Equity Investment Life Holding Company	3,083	82,563

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Financials - 16.3% (Continued)
Insurance - 2.9% (Continued)
Argo Group International Holdings Ltd.	4,239	$254,128
CNO Financial Group, Inc.	8,391	191,986
Employers Holdings, Inc.	3,584	155,366
Enstar Group Ltd. (a)	872	176,667
FBL Financial Group, Inc. - Class A	1,257	85,350
Genworth Financial, Inc. - Class A (a)	18,654	63,983
Health Insurance Innovations, Inc. (a)	2,683	75,258
Horace Mann Educators Corporation	1,583	58,413
James River Group Holdings Ltd.	2,913	116,986
National General Holdings Corporation	1,704	36,142
OneBeacon Insurance Group Ltd. - Class A	5,500	100,760
Safety Insurance Group, Inc.	1,139	80,812
State National Companies, Inc.	5,441	113,608
Third Point Reinsurance Ltd. (a)	16,250	236,438
United Fire Group, Inc.	1,779	80,269
		1,908,729
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Anworth Mortgage Asset Corporation	9,788	58,924
Ares Commercial Real Estate Corporation	4,544	58,163
Cherry Hill Mortgage Investment Corporation	3,531	67,760
CYS Investments, Inc.	8,907	75,798
Dynex Capital, Inc.	8,627	59,612
Ellington Residential Mortgage REIT	1,594	23,639
PennyMac Mortgage Investment Trust	3,983	70,101
Redwood Trust, Inc.	4,180	72,189
Resource Capital Corporation	3,351	34,348
		520,534
Thrifts & Mortgage Finance - 2.2%
Bank Mutual Corporation	5,976	59,461
Federal Agricultural Mortgage Corporation - Class C	1,066	73,085
First Defiance Financial Corporation	1,146	59,306
Home Bancorp, Inc.	1,466	59,402
HomeStreet, Inc. (a)	2,653	69,641
Invesco Mortgage Capital, Inc.	13,763	228,879
Meridian Bancorp, Inc.	13,313	234,974
Meta Financial Group, Inc.	846	60,320
MGIC Investment Corporation (a)	16,071	187,549
Nationstar Mortgage Holdings, Inc. (a)	1,258	22,430
Provident Financial Services, Inc.	2,275	60,333
Radian Group, Inc.	10,912	190,087
Southern Missouri Bancorp, Inc.	1,854	60,088
TrustCo Bank Corporation	7,378	61,237
		1,426,792
Health Care - 16.1%
Biotechnology - 4.3%
Ardelyx, Inc. (a)	11,118	57,814
Arena Pharmaceuticals, Inc. (a)	2,382	56,596
Audentes Therapeutics, Inc. (a)	2,820	56,654
BioSpecifics Technologies Corporation (a)	4,574	222,525
Biostage, Inc. (a)	1	1
BioTime, Inc. (a)	11,957	32,284

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Biotechnology - 4.3% (Continued)
Calithera Biosciences, Inc. (a)	4,431	$67,794
ChemoCentryx, Inc. (a)	15,250	154,635
Concert Pharmaceuticals, Inc. (a)	5,249	75,743
Editas Medicine, Inc. (a)	3,897	65,937
Emergent BioSolutions, Inc. (a)	7,047	256,299
FibroGen, Inc. (a)	5,384	183,864
Gemphire Therapeutics, Inc. (a)	3,496	73,661
Genomic Health, Inc. (a)	5,293	168,847
ImmunoGen, Inc. (a)	10,395	61,746
Invitae Corporation (a)	8,931	82,880
Keryx Biopharmaceuticals, Inc. (a)	7,843	54,980
Kindred Biosciences, Inc. (a)	9,721	70,963
Momenta Pharmaceuticals, Inc. (a)	14,586	241,398
Natera, Inc. (a)	2,807	22,653
PDL BioPharma, Inc.	63,394	143,904
Pieris Pharmaceuticals, Inc. (a)	1,900	9,880
Repligen Corporation (a)	4,097	164,986
Rigel Pharmaceuticals, Inc. (a)	3,819	9,051
SciClone Pharmaceuticals, Inc. (a)	21,076	230,782
Spring Bank Pharmaceuticals, Inc. (a)	2,879	38,780
Vanda Pharmaceuticals, Inc. (a)	10,287	159,963
Versartis, Inc. (a)	3,134	57,979
		2,822,599
Health Care Equipment & Supplies - 4.1%
AngioDynamics, Inc. (a)	4,960	80,600
Anika Therapeutics, Inc. (a)	1,649	84,363
Atrion Corporation	275	173,855
Cantel Medical Corporation	2,420	179,564
CONMED Corporation	3,464	177,773
Cutera, Inc. (a)	4,331	112,823
Endologix, Inc. (a)	2,062	10,083
Exactech, Inc. (a)	8,663	252,526
FONAR Corporation (a)	750	19,275
Haemonetics Corporation (a)	3,367	138,485
Inogen, Inc. (a)	877	82,771
Integer Holdings Corporation (a)	5,903	270,357
K2M Group Holdings, Inc. (a)	3,211	78,124
LeMaitre Vascular, Inc.	6,821	246,033
LivaNova plc (a)	1,043	63,560
Meridian Bioscience, Inc.	4,664	63,197
Merit Medical Systems, Inc. (a)	1,549	63,509
Novocure Ltd. (a)	3,896	80,258
OraSure Technologies, Inc. (a)	4,098	71,879
Quotient Ltd. (a)	10,442	57,640
RTI Surgical, Inc. (a)	41,261	235,188
Senseonics Holdings, Inc. (a)	25,465	63,153
Utah Medical Products, Inc.	1,077	74,421
		2,679,437
Health Care Providers & Services - 3.4%
Aceto Corporation	3,225	54,438
Addus HomeCare Corporation (a)	1,660	56,357

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Health Care - 16.1% (Continued)
Health Care Providers & Services - 3.4% (Continued)
American Renal Associates Holdings, Inc. (a)	1,522	$26,026
AMN Healthcare Services, Inc. (a)	627	23,136
CorVel Corporation (a)	4,407	209,553
HMS Holdings Corporation (a)	7,520	151,001
LHC Group, Inc. (a)	1,189	68,843
Magellan Health, Inc. (a)	5,198	387,511
Molina Healthcare, Inc. (a)	2,572	171,810
National HealthCare Corporation	1,070	69,732
National Research Corporation - Class A	2,015	59,241
PharMerica Corporation (a)	3,017	75,877
Premier, Inc. - Class A (a)	2,190	76,431
Providence Service Corporation (The) (a)	6,355	327,537
RadNet, Inc. (a)	12,718	97,929
Surgery Partners, Inc. (a)	3,144	62,408
Tivity Health, Inc. (a)	1,838	72,877
Triple-S Management Corporation - Class B (a)	16,114	249,445
Veracyte, Inc. (a)	3,387	27,096
		2,267,248
Health Care Services - 0.1%
Diplomat Pharmacy, Inc. (a)	4,335	68,796

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	5,727	70,499
HealthStream, Inc. (a)	4,719	111,463
Medidata Solutions, Inc. (a)	76	5,838
Quality Systems, Inc. (a)	10,014	171,239
Simulations Plus, Inc.	6,429	95,149
Tabula Rasa HealthCare, Inc. (a)	5,253	81,947
		536,135
Life Sciences Tools & Services - 1.1%
ChromaDex Corporation (a)	5,672	19,568
Enzo Biochem, Inc. (a)	8,102	87,907
INC Research Holdings, Inc. - Class A (a)	3,236	177,980
Medpace Holdings, Inc. (a)	2,143	58,783
PAREXEL International Corporation (a)	2,167	189,656
PRA Health Sciences, Inc. (a)	2,478	184,363
		718,257
Pharmaceuticals - 2.3%
Amphastar Pharmaceuticals, Inc. (a)	4,550	78,624
Assembly Biosciences, Inc. (a)	1,359	30,455
Catalent, Inc. (a)	5,178	179,677
CymaBay Therapeutics, Inc. (a)	14,555	103,486
Depomed, Inc. (a)	6,631	68,366
DURECT Corporation (a)	33,480	57,920
Heska Corporation (a)	552	60,466
Intersect ENT, Inc. (a)	4,053	111,052
MyoKardia, Inc. (a)	6,659	103,548
Phibro Animal Health Corporation - Class A	11,976	457,483
Sucampo Pharmaceuticals, Inc. - Class A (a)	21,285	230,942
		1,482,019

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 14.9%
Aerospace & Defense - 1.5%
AdvanSix, Inc. (a)	5,053	$169,174
Engility Holdings, Inc. (a)	2,833	82,639
Esterline Technologies Corporation (a)	1,763	170,129
Moog, Inc. - Class A (a)	3,930	292,078
Vectrus, Inc. (a)	7,315	248,783
		962,803
Airlines - 0.6%
Allegiant Travel Company	577	74,577
Hawaiian Holdings, Inc. (a)	1,790	74,106
SkyWest, Inc.	6,675	243,638
		392,321
Building Products - 0.6%
American Woodmark Corporation (a)	598	58,694
NCI Building Systems, Inc. (a)	9,235	166,230
Ply Gem Holdings, Inc. (a)	1,845	32,287
TopBuild Corporation (a)	1,116	58,902
Universal Forest Products, Inc.	681	57,102
		373,215
Commercial Services & Supplies - 2.5%
Advanced Disposal Services, Inc. (a)	3,312	80,084
Casella Waste Systems, Inc. - Class A (a)	13,233	222,050
Essendant, Inc.	17,900	223,392
Heritage-Crystal Clean, Inc. (a)	5,682	106,822
Hudson Technologies, Inc. (a)	9,579	77,494
Knoll, Inc.	3,136	60,713
LSC Communications, Inc.	3,300	70,554
McGrath RentCorp	168	5,969
MSA Safety, Inc.	2,346	188,055
NL Industries, Inc. (a)	3,498	27,285
SP Plus Corporation (a)	2,662	87,047
Steelcase, Inc. - Class A	5,446	74,338
Tetra Tech, Inc.	6,831	324,131
West Corporation	3,309	77,331
		1,625,265
Construction & Engineering - 1.5%
Ameresco, Inc. - Class A (a)	4,548	29,789
Argan, Inc.	1,253	80,756
Comfort Systems USA, Inc.	1,746	58,142
EMCOR Group, Inc.	2,516	169,830
HC2 Holdings, Inc. (a)	24,471	147,071
MYR Group, Inc. (a)	7,475	237,780
Primoris Services Corporation	10,219	254,657
		978,025
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	360	10,652
Atkore International Group, Inc. (a)	10,511	218,839
EnerSys	2,550	184,289
Powell Industries, Inc.	1,995	63,541
TPI Composites, Inc. (a)	9,550	179,922
		657,243

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
Machinery - 3.4%
Alamo Group, Inc.	927	$86,220
Briggs & Stratton Corporation	7,045	164,994
ESCO Technologies, Inc.	3,638	224,465
Federal Signal Corporation	3,175	58,737
FreightCar America, Inc.	10,902	179,229
Global Brass & Copper Holdings, Inc.	461	14,775
Gorman-Rupp Company (The)	2,199	66,454
Graham Corporation	2,981	59,650
Harsco Corporation (a)	16,101	248,760
Hurco Companies, Inc.	6,280	206,926
Hyster-Yale Materials Handling, Inc.	4,296	304,415
Kadant, Inc.	1,253	97,797
Lydall, Inc. (a)	1,516	75,042
Miller Industries, Inc.	163	4,254
Mueller Industries, Inc.	1,925	60,637
Omega Flex, Inc.	994	59,680
SPX Corporation (a)	11,823	325,369
		2,237,404
Marine - 0.1%
Safe Bulkers, Inc. (a)	12,142	31,327
Scorpio Bulkers, Inc. (a)	10,791	77,695
		109,022
Professional Services - 2.2%
CBIZ, Inc. (a)	3,955	58,732
GP Strategies Corporation (a)	863	24,725
Heidrick & Struggles International, Inc.	6,348	114,899
ICF International, Inc. (a)	1,679	75,975
Insperity, Inc.	815	61,532
Kelly Services, Inc. - Class A	7,374	164,219
Kforce, Inc.	976	18,251
Korn/Ferry International	5,290	176,950
On Assignment, Inc. (a)	1,207	59,445
Paylocity Holding Corporation (a)	1,445	65,704
Resources Connection, Inc.	5,731	76,509
RPX Corporation (a)	14,772	201,933
TrueBlue, Inc. (a)	8,561	218,734
VSE Corporation	2,020	104,737
		1,422,345
Road & Rail - 0.7%
ArcBest Corporation	5,492	152,678
Herc Holdings, Inc. (a)	1,669	75,739
Hertz Global Holdings, Inc. (a)	4,762	65,096
Werner Enterprises, Inc.	5,957	176,625
		470,138
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	3,810	174,993
CAI International, Inc. (a)	5,127	134,481
H&E Equipment Services, Inc.	3,272	73,849
Neff Corporation - Class A (a)	2,804	58,884
Triton International Ltd.	2,240	80,775
		522,982

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 14.6%
Communications Equipment - 1.9%
ADTRAN, Inc.	9,643	$226,128
Black Box Corporation	2,941	23,234
Ciena Corporation (a)	7,142	183,906
Comtech Telecommunications Corporation	11,942	214,956
Digi International, Inc. (a)	12,766	133,405
EMCORE Corporation	4,617	53,557
NetScout Systems, Inc. (a)	5,471	188,750
Oclaro, Inc. (a)	7,082	69,262
Plantronics, Inc.	1,316	59,457
ShoreTel, Inc. (a)	7,857	58,535
		1,211,190
Electronic Equipment, Instruments & Components - 2.7%
Anixter International, Inc. (a)	4,012	315,945
Badger Meter, Inc.	1,665	75,341
Fabrinet (a)	1,534	69,045
Insight Enterprises, Inc. (a)	2,023	81,972
Itron, Inc. (a)	803	58,619
Kimball Electronics, Inc. (a)	3,019	58,720
Methode Electronics, Inc.	4,163	165,479
PC Connection, Inc.	4,229	109,108
Rogers Corporation (a)	510	60,165
Sanmina Corporation (a)	4,542	162,831
ScanSource, Inc. (a)	6,954	275,379
SYNNEX Corporation	1,445	171,839
Tech Data Corporation (a)	1,806	184,934
		1,789,377
Internet Software & Services - 2.1%
Alarm.com Holdings, Inc. (a)	120	4,564
AppFolio, Inc. - Class A (a)	2,359	82,447
Autobytel, Inc. (a)	2,053	22,604
Bankrate, Inc. (a)	4,229	58,783
Bazaarvoice, Inc. (a)	15,999	75,195
Blucora, Inc. (a)	7,396	165,671
Carbonite, Inc. (a)	1,359	32,072
Endurance International Group Holdings, Inc. (a)	19,471	180,107
Limelight Networks, Inc. (a)	27,426	93,797
MINDBODY, Inc. - Class A (a)	2,941	76,319
New Relic, Inc. (a)	5,441	255,509
QuinStreet, Inc. (a)	25,152	97,841
SPS Commerce, Inc. (a)	1,275	73,695
Web.com Group, Inc. (a)	3,561	78,164
XO Group, Inc. (a)	3,210	58,679
YuMe, Inc.	4,751	20,619
		1,376,066
IT Services - 1.5%
CACI International, Inc. - Class A (a)	1,380	172,638
Everi Holdings, Inc. (a)	9,169	68,401
Forrester Research, Inc.	1,954	79,723
Hackett Group, Inc. (The)	4,977	81,722
ManTech International Corporation - Class A	1,986	78,884
NCI, Inc. - Class A (a)	3,737	74,553

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Information Technology - 14.6% (Continued)
IT Services - 1.5% (Continued)
NeuStar, Inc. - Class A (a)	2,129	$71,109
Planet Payment, Inc. (a)	262	849
Science Applications International Corporation	2,503	176,236
Sykes Enterprises, Inc. (a)	2,355	80,070
TeleTech Holdings, Inc.	1,675	70,015
		954,200
Semiconductors & Semiconductor Equipment - 3.3%
Alpha & Omega Semiconductor Ltd. (a)	16,998	300,865
Brooks Automation, Inc.	4,388	107,769
Cabot Microelectronics Corporation	3,091	229,198
Cirrus Logic, Inc. (a)	258	15,852
Cohu, Inc.	4,596	83,739
Diodes, Inc. (a)	12,437	329,954
DSP Group, Inc. (a)	6,081	76,621
FormFactor, Inc. (a)	5,305	69,495
IXYS Corporation	8,863	154,216
MKS Instruments, Inc.	2,093	175,079
Rudolph Technologies, Inc. (a)	9,865	244,159
Sigma Designs, Inc. (a)	5,643	36,679
Silicon Laboratories, Inc. (a)	2,479	186,173
Veeco Instruments, Inc. (a)	635	19,558
Xcerra Corporation (a)	15,788	153,301
		2,182,658
Software - 3.1%
A10 Networks, Inc. (a)	21,081	149,043
American Software, Inc. - Class A	4,617	44,785
Bottomline Technologies (de), Inc. (a)	5,732	163,247
Box, Inc. - Class A (a)	9,044	170,479
CommVault Systems, Inc. (a)	2,562	152,567
Datawatch Corporation (a)	5,836	66,239
ePlus, Inc. (a)	1,057	85,511
Fair Isaac Corporation	1,315	187,453
Guidance Software, Inc. (a)	11,531	81,524
Imperva, Inc. (a)	1,592	71,720
MicroStrategy, Inc. - Class A (a)	421	56,629
MobileIron, Inc. (a)	13,241	59,916
Progress Software Corporation	1,829	58,546
QAD, Inc. - Class A	7,456	233,746
Rosetta Stone, Inc. (a)	14,232	147,443
Upland Software, Inc. (a)	5,514	135,920
Verint Systems, Inc. (a)	4,519	179,178
		2,043,946
Materials - 3.7%
Chemicals - 1.6%
A. Schulman, Inc.	2,251	59,201
Chase Corporation	480	51,864
GCP Applied Technologies, Inc. (a)	1,599	48,450
Hawkins, Inc.	1,271	57,132
Innophos Holdings, Inc.	1,755	73,306
Koppers Holdings, Inc. (a)	2,188	79,424
Kronos Worldwide, Inc.	3,987	85,003

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Materials - 3.7% (Continued)
Chemicals - 1.6% (Continued)
LSB Industries, Inc. (a)	937	$6,634
Minerals Technologies, Inc.	838	59,330
PolyOne Corporation	4,746	173,609
Stepan Company	1,832	150,536
Tredegar Corporation	3,931	59,358
Tronox Ltd. - Class A	4,082	79,109
Valhi, Inc.	18,600	59,706
		1,042,662
Construction Materials - 0.3%
Summit Materials, Inc. - Class A (a)	6,310	179,456
United States Lime & Minerals, Inc.	212	17,219
		196,675
Containers & Packaging - 0.3%
Greif, Inc. - Class B	991	59,361
Ingevity Corporation (a)	1,019	59,612
Myers Industries, Inc.	1,825	31,025
UFP Technologies, Inc. (a)	2,092	60,354
		210,352
Metals & Mining - 0.9%
AK Steel Holding Corporation (a)	13,711	77,604
Cliffs Natural Resources, Inc. (a)	24,500	189,140
Kaiser Aluminum Corporation	2,564	249,452
Schnitzer Steel Industries, Inc. - Class A	2,809	72,472
		588,668
Paper & Forest Products - 0.6%
Boise Cascade Company (a)	7,547	229,051
Neenah Paper, Inc.	964	77,024
Schweitzer-Mauduit International, Inc.	2,082	79,990
		386,065
Real Estate - 9.1%
Equity Real Estate Investment Trusts (REITs) - 9.1%
Bluerock Residential Growth REIT, Inc.	31,510	424,125
CBL & Associates Properties, Inc.	45,376	398,855
City Office REIT, Inc.	26,724	339,662
Clipper Realty, Inc. (a)	1,014	11,357
CorEnergy Infrastructure Trust, Inc.	11,741	418,097
Farmland Partners, Inc.	43,898	392,009
GEO Group, Inc. (The)	13,302	390,414
Government Properties Income Trust	16,902	299,672
Kite Realty Group Trust	14,541	298,527
Mack-Cali Realty Corporation	15,282	401,000
MedEquities Realty Trust, Inc.	6,837	82,386
NexPoint Residential Trust, Inc. (a)	9,067	227,491
PS Business Parks, Inc.	2,156	289,896
Quality Care Properties, Inc. (a)	23,740	399,307
Rexford Industrial Realty, Inc.	14,451	412,142
Sabra Health Care REIT, Inc.	16,970	393,704
Select Income REIT	3,284	77,075
Terreno Realty Corporation	10,988	380,404
UMH Properties, Inc.	9,018	149,158

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.4% (Continued)	Shares	Value
Real Estate - 9.1% (Continued)
Equity Real Estate Investment Trusts (REITs) - 9.1% (Continued)
Urban Edge Properties	6,699	$168,346
		5,953,627
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	978	56,724
Hawaiian Telcom Holdco, Inc. (a)	2,008	58,714
Intelsat S.A. (a)	5,152	16,332
Lumos Networks Corporation (a)	4,305	77,102
Vonage Holdings Corporation (a)	26,646	176,130
Windstream Holdings, Inc.	5,564	21,088
		406,090
Utilities - 1.8%
Electric Utilities - 0.6%
ALLETE, Inc.	2,603	190,722
El Paso Electric Company	1,141	59,218
MGE Energy, Inc.	886	58,963
NRG Yield, Inc. - Class A	3,253	59,302
		368,205
Gas Utilities - 0.4%
Southwest Gas Holdings, Inc.	2,320	185,832
WGL Holdings, Inc.	797	68,319
		254,151
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corporation (a)	30,717	70,649
Ormat Technologies, Inc.	3,235	191,836
TerraForm Global, Inc. - Class A (a)	15,359	78,331
		340,816
Water Utilities - 0.3%
California Water Service Group	3,443	133,933
SJW Group	1,519	80,309
		214,242

Total Common Stocks (Cost $61,816,994)		$64,561,412

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

RIGHTS - 0.0% (b)	Shares	Value
Tobira Therapeutics, Inc. (c) (Cost $28,352)	2,038	$4,015

CORPORATE BONDS - 0.1%	Par Value	Value
Mueller Industries, Inc., 6.00%, due 03/01/2027 (Cost $23,063)	$24,000	$24,540

Total Investments at Value - 98.5% (Cost $61,868,409)		$64,589,967

Other Assets in Excess of Liabilities - 1.5%		1,001,374

Net Assets - 100.0%		$65,591,341

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)
Security has been valued at fair value pursuant to procedures adopted by and under the supervision of the Board of Trustees.  The total value of such securities was $4,015 as of July 31, 2017, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS - 17.1%	Par Value	Value
U.S. Treasury Bills (a) – 17.1%
0.8275%, due 08/24/2017	$445,000	$444,724
0.838%, due 09/07/2017	578,000	577,425
0.898%, due 09/21/2017	578,000	577,195
0.93%, due 10/05/2017	445,000	444,157
Total U.S. Treasury Obligations (Cost $2,043,784)		$2,043,501

MONEY MARKET FUNDS - 67.2%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.85% (b)	132,811	$132,811
Fidelity Institutional Money Market Government Portfolio - Class I, 0.87% (b)	4,571,784	4,571,784
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.91% (b)	1,067,508	1,067,508
PIMCO Government Money Market Fund, 0.93% (b)	132,834	132,834
Premier U.S. Government Money Portfolio, 0.90% (b)	1,067,587	1,067,587
Vanguard Federal Money Market Fund, 0.92% (b)	1,067,682	1,067,682
Total Money Market Funds (Cost $8,040,206)		$8,040,206

Total Investments at Value - 84.3% (Cost $10,083,990)		$10,083,707

Other Assets in Excess of Liabilities - 15.7% (c)		1,876,714

Net Assets - 100.0%		$11,960,421

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of July 31, 2017.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2017 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Copper Future	09/27/2017	2	$144,675	$11,943
Cotton No.2 Future	12/06/2017	15	516,450	(5,645)
Frozen Concentrate
Orange Juice Future	09/11/2017	3	59,242	(1,799)
Lean Hogs Future	08/14/2017	13	417,560	(10,446)
Lean Hogs Future	10/13/2017	6	158,460	(1,966)
Live Cattle Future	10/31/2017	7	313,460	(3,530)
Lumber Future	09/15/2017	13	542,685	31,569
Natural Gas Future	08/29/2017	7	197,610	(11,597)
Oats Future	12/14/2017	11	157,438	7,066
Palladium Future	09/27/2017	3	265,245	34,749
Platinum Future	10/27/2017	2	94,310	3,282
Red Spring Wheat Future	09/14/2017	29	1,060,313	(90,098)
Total Commodity Futures			$3,927,448	$(36,472)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2017 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	09/14/2017	14	$288,400	$(24,922)
Coffee Future	09/19/2017	7	365,531	(28,062)
Corn Future	09/14/2017	2	37,075	2,079
Corn Future	12/14/2017	20	384,750	1,252
Crude Oil Future	08/22/2017	1	50,310	(4,764)
Ethanol Future	09/06/2017	5	224,605	(1,993)
Feeder Cattle Future	08/31/2017	1	73,087	(641)
Hard Red Winter Wheat Future	09/14/2017	25	593,437	63,994
Rough Rice Future	09/14/2017	19	465,880	(26,271)
Soybean Future	11/14/2017	4	201,450	(4,292)
Sugar No. 11 Future	09/29/2017	25	417,480	(40,733)
Wheat Future	09/14/2017	37	877,825	120,905
Total Commodity Futures			3,979,830	56,552

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	08/16/2017	49	556,150	26,192
CBOE Volatility Index (VIX) Future	09/20/2017	68	853,400	(3,649)
E-Mini S&P 500 Future	09/15/2017	46	5,678,125	(45,162)
EURO STOXX 50 Future	09/15/2017	28	1,139,354	(22,549)
EURO VSTOXX Mini Future	08/16/2017	77	132,602	3,294
EURO VSTOXX Mini Future	09/20/2017	98	182,685	1,367
Total Financial Futures			8,542,316	(40,507)

Total Futures Contracts Sold Short			$12,522,146	$16,045

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

1. Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contracts will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by TFS Capital LLC (the Funds’ investment advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required.

Investments in securities and other financial instruments for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•
Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment company shares, rights, warrants, futures contracts and money market funds.

•
Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and other securities that are not actively traded on an exchange, and fixed income obligations with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•
Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of July 31, 2017:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$175,377,106	$-		$-		$175,377,106
Investment Companies	7,563,080	-		-		7,563,080
Rights	-	-		0	*	0
Warrants	-	0	*	-		0
Corporate Bonds	-	21,473		-		21,473
Total	$182,940,186	$21,473		$0		$182,961,659

Other Financial Instruments:
Common Stocks – Sold Short	$(152,410,509)	$-		$0	*	$(152,410,509)
Futures Contracts – Sold Short	(85,449)	-		-		(85,449)
Total	$(152,495,958)	$-		$0		$(152,495,958)

TFS Small Cap Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$64,561,412	$-		$-		$64,561,412
Rights	-	-		4,015		4,015
Corporate Bonds	24,540	-		-		24,540
Total	$64,585,952	$-		$4,015		$64,589,967

TFS Hedged Futures Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
U.S. Treasury Obligations	$-	$2,043,501		$-		$2,043,501
Money Market Funds	8,040,206	-		-		8,040,206
Total	$8,040,206	$2,043,501		$-		$10,083,707

Other Financial Instruments:
Futures Contracts	$(36,472)	$-		$-		$(36,472)
Futures Contracts – Sold Short	16,045	-		-		16,045
Total	$(20,427)	$-		$-		$(20,427)

*	TFS Market Neutral Fund holds Rights, Warrants, and Common Stocks - Sold Short, which have been fair valued at $0.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS - (Continued)

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period. As of July 31, 2017, the Funds did not have any transfers into or out of any Level.

There were no Level 3 securities or other financial instruments held by TFS Hedged Futures Fund as of July 31, 2017.

The following is a reconciliation of Level 3 investments and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2016 and July 31, 2017.

TFS Market Neutral Fund	Investments in Securities		Other Financial Instruments
Balance as of October 31, 2016	$-		$0	*
Change in unrealized appreciation	-		-
Received as a result of a corporate action	0		-

Balance as of July 31, 2017	$0	*	$0	*

*
TFS Market Neutral Fund held Rights as of July 31, 2017 that have been determined to be Level 3 investments and have been fair valued at $0.  The Fund also held Common Stocks - Sold Short as of October 31, 2016 and July 31, 2017 that have been determined to be Level 3 other financial instruments and have been fair valued at $0.

The total amount of unrealized appreciation on TFS Market Neutral Fund’s Level 3 investments and other financial instruments was $0 and $5,536,684, respectively, at July 31, 2017.

The following table summarizes the valuation techniques and unobservable inputs approved and monitored by the Board to determine the fair value of TFS Market Neutral Fund’s Level 3 securities and other financial instruments as of July 31, 2017:

	Fair Value at 07/31/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Rights	$ 0*	Discount from last sale price	Discount Percentage	100%	Decrease
Common Stocks - Sold Short	$ 0*	Discount from last sale price	Discount Percentage	100%	Increase

*
TFS Market Neutral Fund holds Rights which have been determined to Level 3 investments and have been fair valued at $0. The Fund holds Common Stocks - Sold Short which have been determined to be Level 3 financial instruments and have been fair valued at $0.

**
This column represents the directional change in the fair value of the Level 3 investments and other financial instruments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS - (Continued)

The following is a reconciliation of Level 3 investments of TFS Small Cap Fund for which significant unobservable inputs were used to determine fair value between October 31, 2016 and July 31, 2017.

TFS Small Cap Fund	Investments in Securities
Balance as of October 31, 2016	$-
Received as a result of a corporate action	4,015
Balance as of July 31, 2017	$4,015

The total amount of unrealized depreciation on TFS Small Cap Fund’s Level 3 investments was $24,337 at July 31, 2017.

The following table summarizes the valuation techniques used and unobservable inputs approved and monitored by the Board to determine the fair value of TFS Small Cap Fund’s Level 3 investments as of July 31, 2017:

	Fair Value at 07/31/2017	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Rights	$ 4,015	Management's Estimate of Cash Flows	N/A	N/A	Increase

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Security transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2017:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund
Tax cost of portfolio investments	$177,951,851	$62,868,645	$10,083,990

Gross unrealized appreciation	$9,095,093	$3,683,370	$-
Gross unrealized depreciation	(4,085,285)	(1,962,048)	(283)

Net unrealized appreciation (depreciation) on investments	$5,009,808	$1,721,322	$(283)

Net unrealized appreciation on securities sold short	$6,591,922	$-	$-

Net unrealized appreciation (depreciation) on futures contracts	$(85,449)	$-	$(20,427)

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS - (Continued)

As of July 31, 2017, the proceeds of securities sold short on a tax basis is $159,002,431 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of July 31, 2017, TFS Hedged Futures Fund had 67.2% of the value of its net assets invested in shares of money market mutual funds registered under the Investment Company Act of 1940. As of July 31, 2017, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	September 29, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	September 29, 2017

*	Print the name and title of each signing officer under his or her signature.